PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.3%
Asset-Backed Securities 13.2%
Canada 0.0%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,165,321
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	313,296
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	397,662
					1,876,279
Cayman Islands 6.3%
Anchorage Capital CLO LLC, Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.711(c)	04/15/32		10,000	10,007,507
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		20,000	20,024,208
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		500	500,201
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.293(c)	07/18/30		5,500	5,498,353
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	07/15/29		1,249	1,249,854
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	10/15/30		750	750,284

BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.534(c)	08/20/32		11,000	11,010,262
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.573(c)	01/17/28		4,000	3,973,349
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	04/15/29		3,750	3,749,993
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.244(c)	04/30/31		15,000	15,000,007
Carlyle Global Market Strategies CLO Ltd., Series 2016-03A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.244(c)	10/20/29		5,468	5,467,689

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.244%(c)	04/20/31	12,500	$12,499,989
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.584(c)	10/20/32	25,000	25,039,597
Elevation CLO Ltd., Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	1.893(c)	04/18/27	10,000	10,000,189
Greywolf CLO Ltd., Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.512(c)	04/15/33	14,000	13,999,986
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.591(c)	10/15/32	10,000	10,014,680
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.343(c)	07/19/28	7,170	7,170,154
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.874(c)	02/20/31	2,000	1,997,024
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.374(c)	07/20/31	2,000	1,999,998

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.021(c)	07/15/31	5,750	5,749,981
OCP CLO Ltd., Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.554(c)	07/20/32	5,000	5,004,496
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.973(c)	04/17/31	2,000	2,003,965
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.268(c)	04/20/31	5,000	4,999,995
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.614(c)	07/20/32	8,000	8,005,587

Pikes Peak CLO, Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.611(c)	07/15/32	18,000	18,019,172
Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.264(c)	02/20/30	8,540	8,540,363

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.313%(c)	05/07/31	5,000	$4,999,994
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.913(c)	05/07/31	6,500	6,483,757
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.774(c)	04/20/29	10,000	9,956,153

Signal Peak CLO, LLC, Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.328(c)	04/25/31	6,250	6,252,386
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.464(c)	07/20/30	500	499,999
Sound Point CLO Ltd.,
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.368(c)	01/23/29	8,000	7,999,996
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	10/20/30	500	499,753
TCW CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.242(c)	07/29/29	20,000	20,000,000
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.268(c)	04/25/31	15,000	14,999,994

Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.523(c)	07/17/26	222	222,370
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	07/20/31	2,000	1,999,998
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.524(c)	07/20/27	5,188	5,153,083
Trinitas CLO Ltd., Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.641(c)	07/15/27	5,000	4,957,782
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.741(c)	04/15/29	3,700	3,694,071
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.188(c)	04/25/31	4,500	4,495,113

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.373%(c)	01/17/31		2,500	$2,499,567
York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.372(c)	01/22/31		5,000	5,004,390
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.431(c)	07/15/31		8,500	8,437,321
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/29		4,129	4,109,694
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30		733	729,267
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29		7,011	6,899,952
					332,171,523
Ireland 2.8%
Anchorage Capital Europe CLO, Series 01X, Class A2	1.500	01/15/31	EUR	8,250	10,028,655
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	4,000	4,861,988
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,823,533
Capital Four CLO DAC, Series 2A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	27,919,270
Carlyle Euro CLO Ltd., Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.400(c)	08/15/32	EUR	8,000	9,686,116
CIFC European Funding CLO DAC,
Series 3A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000	18,215,555
Series 3A, Class B2, 144A	2.000	01/15/34	EUR	11,500	14,032,973
Hayfin Emerald CLO,
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	4,000	4,846,388
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500	22,488,706

Henley CLO DAC, Series 04A, Class A, 144A	—(p)	04/25/34	EUR	5,000	6,067,750

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)

OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150%	01/20/32	EUR	3,000	$3,614,132
RRE Loan Management DAC, Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	10/15/33	EUR	8,500	10,371,520
St Paul’s CLO DAC,
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	11,000	13,309,298
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,210,939
					148,476,823
Spain 0.2%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	6,632	7,243,477
United Kingdom 0.3%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A	—(p)	03/15/29	GBP	3,700	5,069,555
Series 2021-01A, Class A2, 144A	—(p)	03/15/29		2,300	2,300,000

Newday Partnership Funding PLC, Series 2020-01A, Class A3, 144A, 1 Month Sterling Overnight Index Average + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	11/15/28	GBP	6,205	8,548,642
					15,918,197
United States 3.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.090(c)	04/25/35		21	21,542
AmeriCredit Automobile Receivables Trust, Series 2020-03, Class D	1.490	09/18/26		1,900	1,936,206
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	2.785(c)	08/25/32		402	403,182
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	08/25/32		210	211,018

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W02, Class A2C, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850%(c)	10/25/35	9	$8,995
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.292(c)	05/17/31	15,000	14,998,483
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.730(c)	05/25/33	645	630,233
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.130(c)	07/25/34	590	581,551
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.480(c)	10/25/37	815	818,313
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	4,328	4,446,648
Countrywide Asset-Backed Certificates, Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.630(c)	03/25/33	85	85,393
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A	2.294	04/25/38	4,226	4,228,259
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	7,495	7,628,559
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	0.610(c)	01/25/34	594	573,190
Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26	700	714,992
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,338,376
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060	11/15/30	3,600	4,227,341
Series 2020-02, Class C	1.870	09/15/27	2,100	2,119,876
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,288	1,294,268
Series 2020-02, Class E, 144A	3.072	02/25/28	3,579	3,600,824
Series 2020-02, Class R, 144A^	31.355	02/25/28	600	586,989
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	2,024,860
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	1,871	1,929,056

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2019-A, Class R, IO, 144A	0.000%	10/25/48	4,612	$392,003
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	1,279	1,298,709
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,592	1,595,635
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	2,718	2,729,275
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	684	690,328

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,119,182
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,600	1,639,968
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,374,145

Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.985(c)	07/25/34	122	120,529
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,840,336
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	04/25/34	1,239	1,229,212
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.330(c)	08/25/35	43	42,980
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	09/25/33	113	113,247
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.110(c)	02/25/33	176	175,565
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A	1.690	05/15/69	3,006	3,070,276
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	2,034,668
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,819,644
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	5,900	6,511,825
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,445,389
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32	400	401,297
Series 2020-02A, Class B, 144A	2.210	09/14/35	6,300	6,520,390
Series 2020-02A, Class C, 144A	2.760	09/14/35	4,500	4,748,555

Oportun Funding IX LLC, Series 2018-B, Class D, 144A	5.770	07/08/24	2,700	2,708,035

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200%	05/15/24	3,379	$3,389,931
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	1,330	1,330,835
Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	2,450	2,492,630
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24	1,500	1,524,316
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,248,348
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,428,120

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.790(c)	11/25/33	689	667,176
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.480(c)	04/25/23	4,290	4,186,078
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23	1,020	1,009,991
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25	2,300	2,254,685
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	851,096
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	1,086,001
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640	11/16/26	4,800	4,911,568
Series 2020-04, Class D	1.480	01/15/27	3,200	3,262,666
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	7,354	7,611,080
Series 2019-D, Class 1PT, 144A	2.653(cc)	01/16/46	7,927	8,211,982
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	9,846	10,165,526

SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050	11/16/48	2,100	2,176,382
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 144A	1.950	02/15/46	3,669	3,755,346
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.380(c)	11/29/24	6,800	6,727,576

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.880%(c)	11/29/24		3,773	$3,808,519
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		800	809,122
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		9,330	9,052,846
World Omni Select Auto Trust, Series 2020-A, Class D	1.700	10/15/26		5,900	5,951,652
					191,942,819

Total Asset-Backed Securities (cost $689,200,501)					697,629,118
Bank Loans 0.6%
France 0.0%
Ceva Sante Animale SA, Term Loan, 1 - 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	04/13/26	EUR	1,575	1,915,034
Germany 0.1%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR	3,265	3,925,919
Netherlands 0.2%
Clay Holdco BV, Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	10/30/26	EUR	9,000	10,911,705
United Kingdom 0.2%
BBD Bidco Ltd., Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	4.839(c)	11/13/26	GBP	2,125	2,882,451
Froneri Finco SARL, Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	6,400	7,805,554
					10,688,005

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		1,199	$1,312,905
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24(d)		3,575	4,333,572
					5,646,477

Total Bank Loans (cost $30,118,088)					33,087,140
Commercial Mortgage-Backed Securities 6.8%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2,235	1,801,627
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.533(c)	01/23/29	GBP	500	673,681
United States 6.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	904,927
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	845,732
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,823,678
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,659,272
Series 2017-BNK07, Class A4	3.175	09/15/60		5,000	5,507,082
Series 2017-BNK09, Class A3	3.279	11/15/54		3,000	3,323,855
Series 2019-BN21, Class A3	2.458	10/17/52		6,293	6,675,772
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		5,000	5,434,937
Series 2018-B03, Class A3	3.746	04/10/51		7,200	7,848,545
Series 2020-B17, Class A4	2.042	03/15/53		6,200	6,405,029
Series 2020-B20, Class A3	1.945	10/15/53		11,000	11,341,224
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	10/15/36		3,133	3,138,329

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
BX Commercial Mortgage Trust, (cont’d.)
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.426%(c)	10/15/36	8,283	$8,295,891
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	10/15/36	21,150	21,190,222
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	12/15/36	3,796	3,798,905

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	17,239,775
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,457	9,951,764
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.439(cc)	05/10/47	27,500	389,848
Series 2016-GC37, Class XB, IO	0.692(cc)	04/10/49	33,868	1,119,778
Series 2016-P04, Class XB, IO	1.344(cc)	07/10/49	9,100	597,630
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,107,422
Series 2018-B02, Class A3	3.744	03/10/51	7,500	8,532,174

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37	4,475	4,488,851
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.841(cc)	05/15/45	2,971	46,214
Series 2014-UBS04, Class XB, IO, 144A	0.214(cc)	08/10/47	50,000	376,525
Series 2015-CR24, Class A4	3.432	08/10/48	3,889	4,276,288

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.276(c)	05/15/36	14,125	14,161,253
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,497,850
Series 2019-C17, Class A3	2.769	09/15/52	12,444	13,333,309

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,892,301
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,541,775
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,671,766
Series 2020-C09, Class A3	1.882	09/15/53	20,000	20,607,340

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	538,909
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.585(cc)	03/25/22	8,598	98,289
Series K020, Class X1, IO	1.343(cc)	05/25/22	9,924	138,387

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K025, Class X1, IO	0.797%(cc)	10/25/22	17,787	$192,506
Series K037, Class X1, IO	0.954(cc)	01/25/24	10,221	241,346
Series K043, Class X1, IO	0.528(cc)	12/25/24	11,979	222,165
Series K049, Class X1, IO	0.592(cc)	07/25/25	40,176	960,489
Series K052, Class X1, IO	0.653(cc)	11/25/25	12,025	329,538
Series K053, Class X1, IO	0.885(cc)	12/25/25	45,150	1,734,206
Series K054, Class X1, IO	1.169(cc)	01/25/26	30,571	1,577,919
Series K058, Class X1, IO	0.924(cc)	08/25/26	41,020	1,888,223
Series K090, Class X1, IO	0.705(cc)	02/25/29	22,972	1,236,476
Series K111, Class X1, IO	1.572(cc)	05/25/30	29,421	3,756,409
Series K113, Class X1, IO	1.387(cc)	06/25/30	119,117	13,532,096
Series K114, Class X1, IO	1.118(cc)	06/25/30	75,555	7,025,646
Series K116, Class X1, IO	1.427(cc)	07/25/30	49,237	5,691,688
Series K121, Class X1, IO	1.029(cc)	10/25/30	56,612	4,853,645
Series K717, Class X1, IO	0.470(cc)	09/25/21	10,693	9,333
Series KG03, Class X1, IO	1.381(cc)	06/25/30	101,850	11,290,582
Series Q001, Class XA, IO	2.179(cc)	02/25/32	6,318	712,393
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.430(cc)	04/10/47	30,000	404,241
Series 2014-GC22, Class XB, IO	0.301(cc)	06/10/47	35,000	408,433
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	54,187
Series 2014-GC26, Class XB, IO	0.296(cc)	11/10/47	56,483	701,937
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,927,067

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,558,411
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,677,170
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,837,219
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,443,095

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	10,000	10,296,687
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	3,984	4,138,930
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	3,431,705
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,286,847
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	312	323,162
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,780,545

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-MEAD, Class E, 144A	3.177%(cc)	11/10/36		1,700	$1,340,679
Series 2020-HR08, Class XB, IO	0.878(cc)	07/15/53		54,413	4,110,004
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.359(c)	01/15/26		8,475	8,559,736
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.909(c)	01/15/26		2,975	3,004,744
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50		6,500	7,101,069
Series 2017-C06, Class A3	3.581	12/15/50		5,000	5,410,899
Series 2017-C07, Class A3	3.418	12/15/50		4,400	4,907,101

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.289(cc)	05/10/63		4,200	60,151
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.935(cc)	07/15/48		24,000	1,119,312
Series 2016-LC24, Class XB, IO	1.002(cc)	10/15/49		20,910	1,055,142
Series 2017-C40, Class A3	3.317	10/15/50		2,600	2,827,167
Series 2018-C43, Class A3	3.746	03/15/51		8,350	9,348,477
					355,169,625

Total Commercial Mortgage-Backed Securities (cost $343,143,511)					357,644,933
Corporate Bonds 34.1%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	317,214
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,387,754
					3,704,968
Belgium 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	5,181,556
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes(a)	5.375	10/01/29	GBP	9,400	14,953,129
Gtd. Notes	6.625	01/16/34	GBP	3,200	5,450,150

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV, (cont’d.)
Gtd. Notes, EMTN	6.250%	12/14/26	GBP	6,443	$10,516,909

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	239,989
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	21,407	4,447,910
					35,608,087
Canada 0.7%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	47,135
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	63,351
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	71,061
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	3,902,090
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,335	1,232,163
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,379,434
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,305,035

Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,845,437
Husky Energy, Inc., Sr. Unsec’d. Notes	4.000	04/15/24		400	429,286
Hydro-Quebec,
Local Gov’t. Gtd. Notes	9.400	02/01/21		730	730,000
Local Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,259,336
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		654	853,203
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	920,214
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,645,346
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,350,591
Local Gov’t. Gtd. Notes, Series JM	5.000	02/15/45	CAD	2,000	2,355,278

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,139,526
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		1,225	1,265,692
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,568,770

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375%	03/15/25		1,450	$1,585,734
Sr. Unsec’d. Notes	4.200	04/01/29		490	579,542
Sr. Unsec’d. Notes	6.125	01/15/41		25	35,482

Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	1.848(s)	04/11/31	CAD	10,000	6,532,337
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	606,567
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes	2.050	07/10/24	AUD	2,470	1,974,097
Sr. Unsec’d. Notes	3.005	05/30/23	CAD	1,000	827,459
					39,504,166
China 0.8%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	11,540,039
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,905	4,048,029
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,376,978
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	0.420	11/29/21	JPY	100,000	954,226
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	933,028
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	772,820
Sr. Unsec’d. Notes, EMTN	4.650	03/05/21	CNH	2,000	310,885
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	2,000	335,048
Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,215,690
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	765,947
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,468,912
Unsec’d. Notes	1.860	04/09/23	CNH	10,000	1,510,017
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,657,239
Unsec’d. Notes, Series 2015	3.700	10/20/30	CNH	20,000	3,130,073

China Development Bank Corp., Certificate of Deposit	3.200	09/28/21	CNH	9,000	1,400,903
Industrial & Commercial Bank of China Ltd., Sr. Unsec’d. Notes	2.957	11/08/22		2,000	2,073,918
Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500	10/31/21	CNH	10,000	1,566,681
					45,060,433

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Denmark 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171%(ff)	12/08/23		9,300	$9,349,345
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,670,571
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,178,242
					15,198,158
France 2.5%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	10,198,296
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,973,345
Sr. Unsec’d. Notes, Series 21	0.300	10/13/23	JPY	300,000	2,868,366
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		3,400	3,409,153
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28		12,100	12,285,881
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		4,800	5,234,638
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	12,132
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	315,548
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32		7,422	7,466,388
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	952,578
Sr. Unsec’d. Notes, Series 3	0.989	07/12/28	JPY	300,000	2,888,644
Sr. Unsec’d. Notes, Series 5	0.530(ff)	12/10/26	JPY	500,000	4,778,230

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,681,820
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,545,087
Sr. Unsec’d. Notes, Series 4	0.959	06/08/28	JPY	400,000	3,824,641
Sr. Unsec’d. Notes, Series 7	1.248(ff)	06/04/26	JPY	600,000	5,913,458

Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	2,800	4,120,295
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	810,690
Loxam SAS,
Sr. Sec’d. Notes	2.875	04/15/26	EUR	5,200	6,215,803
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,100	1,314,881
Sr. Sub. Notes	4.500	04/15/27	EUR	3,800	4,415,709
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	4,100	5,000,433
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,100	1,278,232

Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	1,489	1,846,538

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
SNCF Reseau,
Sr. Unsec’d. Notes	4.700%	06/01/35	CAD	6,100	$6,175,715
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,840,798
Sr. Unsec’d. Notes, EMTN	5.250	01/31/35	GBP	200	417,444
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		18,960	19,991,321
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		5,055	5,509,724
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,994,125
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	188,891
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	814,388

Societe Nationale SNCF SA, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,826,730
					132,109,922
Germany 0.7%
Daimler International Finance BV,
Gtd. Notes	4.800	04/09/21	CNH	5,000	777,911
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	156,203
Gtd. Notes, EMTN	3.780	03/22/22	CNH	2,000	313,026
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,504,704
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	759,489
Gtd. Notes, MTN	3.800	09/27/27	AUD	900	785,675
Deutsche Bank AG,
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,812,654
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	3,226,427
Sr. Unsec’d. Notes	4.250	02/04/21		2,760	2,760,529
Sub. Notes, EMTN	3.671(ff)	04/10/25	CNH	9,000	1,354,171
Unsec’d. Notes	4.550(s)	11/07/22		1,814	1,779,853

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	402	429,328
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	3,550	4,301,457
Vertical Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	1,300	1,651,311
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	3,100	3,811,114
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	5,462,027

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes	2.700%(ff)	12/14/22(oo)	EUR	1,000	$1,236,217
Gtd. Notes	3.750(ff)	03/24/21(oo)	EUR	500	609,143
					35,731,239
Hong Kong 0.1%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	4,000	5,277,660
Hong Kong Mortgage Corp. Ltd. (The), Sr. Unsec’d. Notes, EMTN	2.310	04/12/21	HKD	2,000	258,901
Swire Pacific MTN Financing Ltd., Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	736,567
					6,273,128
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	4,170	5,281,443
Iceland 0.1%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	5,000	5,958,493
India 0.2%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	8,100	10,426,502
Indonesia 0.2%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	536,440
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	8,369,956
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,189,629
					10,096,025
Israel 0.4%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	7.875	12/15/26		2,750	3,591,141
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,538,168

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)
Israel Electric Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, EMTN	3.700%	05/23/30	JPY	100,000	$1,071,268
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	12,968,278
					21,168,855
Italy 0.2%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,234,120
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	3,046,921
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,578,841
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	323,891

Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,564,643
					9,748,416
Jamaica 0.2%
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,000	1,005,000
Sr. Sec’d. Notes, 144A	8.750	05/25/24		750	784,085
Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,250	7,565,199
					9,354,284
Japan 0.2%
Central Nippon Expressway Co. Ltd., Sr. Unsec’d. Notes, EMTN	1.873	09/26/24	AUD	3,000	2,349,590
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	3,021,460
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	2.801	07/18/24		2,100	2,252,846
Mizuho Bank Ltd., Certificate of Deposit	1.700	08/07/24	AUD	600	474,884
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	853,124
					8,951,904

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	3,800	$4,507,827
Gtd. Notes	3.638	06/20/22	CHF	4,550	5,271,529
					9,779,356
Luxembourg 0.4%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	6,300	7,847,033
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	12,455,607
					20,302,640
Mexico 0.7%
Petroleos Mexicanos,
Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	0.652(c)	02/15/24		2,438	2,440,462
Gtd. Notes	3.625	11/24/25	EUR	11,020	13,183,806
Gtd. Notes	6.500	01/23/29		480	477,338
Gtd. Notes	6.840	01/23/30		525	526,766
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,445,338
Gtd. Notes, EMTN	3.750	02/21/24	EUR	4,200	5,123,785
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	379,000
Gtd. Notes, EMTN	3.750	04/16/26	EUR	3,057	3,654,702
Gtd. Notes, EMTN	4.875	02/21/28	EUR	6,800	8,179,899
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	2,010,341
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	767,772
					38,189,209
Netherlands 0.9%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	574,278
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	919,467
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	2,155,260
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,581,395
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	650,755
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	387,971
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	618,759
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,838,693

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
BNG Bank NV, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.000%	12/09/21	AUD	2,000	$1,617,573
Sr. Unsec’d. Notes, MTN	1.765(s)	04/05/28	CAD	2,600	1,841,214
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,412	2,006,019
Sub. Notes, Series 1	1.429	12/19/24	JPY	300,000	2,929,228

ING Groep NV, Sr. Unsec’d. Notes(a)	4.050	04/09/29		2,525	2,962,525
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	4.550	03/16/29	CAD	230	223,849
Nouryon Holding BV, Gtd. Notes	6.500	10/01/26	EUR	1,590	2,020,777
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150	05/01/27		575	632,629
Gtd. Notes, 144A	3.400	05/01/30		725	809,620

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	9,300	11,755,512
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	371,346
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,473,145

Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	7,263,097
Ziggo BV, Sr. Sec’d. Notes	4.250	01/15/27	EUR	160	202,906
					47,836,018
Norway 0.2%
Equinor ASA,
Gtd. Notes	2.875	04/06/25		9,650	10,460,566
Sr. Unsec’d. Notes	6.800	01/15/28		2,265	2,957,673
					13,418,239
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		104	125,579
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077(s)	06/02/25		1,404	1,355,216
					1,480,795

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		3,500	$4,859,061
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		200	249,411
					5,108,472
Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	643,009
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	800,986
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	6,194,706
					7,638,701
Portugal 0.3%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	9,500	16,428,778
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,257,578
					17,686,356
Qatar 0.2%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,158,460
Gtd. Notes, EMTN	4.350	01/29/22	CNH	8,310	1,307,003
Gtd. Notes, EMTN	5.100	03/08/21	CNH	29,300	4,553,107
Gtd. Notes, EMTN	5.100	05/14/21	CNH	7,360	1,148,168
Gtd. Notes, EMTN	5.200	06/07/21	CNH	10,000	1,562,027
Gtd. Notes, EMTN	5.250	06/21/21	CNH	3,970	620,741
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	733,643
					11,083,149
Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	2,000	2,288,521
Sr. Unsec’d. Notes(a)	2.500	03/21/26	EUR	2,000	2,570,127
Sr. Unsec’d. Notes	2.750	11/30/21	CHF	1,200	1,372,768
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	9,080	13,322,213

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)

Gazprom PJSC via Gaz Finance PLC, Sr. Unsec’d. Notes	2.950%	04/15/25	EUR	2,000	$2,592,670
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	9,450	10,635,936
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	1,300	1,443,307
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	850	1,589,345
					35,814,887
Singapore 0.1%
Clifford Capital Pte Ltd., Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		5,000	5,444,325
South Africa 0.2%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28		1,350	1,496,377
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		5,500	6,096,349

Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		800	814,533
					8,407,259
South Korea 0.6%
Hyundai Capital Services, Inc., Sr. Unsec’d. Notes, Series 14	0.400	08/02/21	JPY	100,000	951,730
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,085,612
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	11,012,883
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,532,360

Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	284,665
Korean Air Lines Co. Ltd., Gov’t. Gtd. Notes, Series 1	0.320	02/21/22	JPY	500,000	4,773,975
KT Corp., Sr. Unsec’d. Notes, Series 9	0.220	07/19/22	JPY	700,000	6,670,533
					31,311,758
Spain 0.2%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	547,038

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)
Banco Santander SA,
Sr. Unsec’d. Notes	3.306%	06/27/29		1,600	$1,781,107
Sr. Unsec’d. Notes(a)	3.800	02/23/28		2,200	2,474,126
Sub. Notes	2.749	12/03/30		2,400	2,423,627
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A (original cost $1,379,631; purchased 07/24/20 - 10/09/20)(f)	10.750	09/30/23	EUR	1,191	1,518,500
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125% (original cost $1,742,500; purchased 10/31/19)(f)	11.625	11/01/23		2,000	1,295,756
					10,040,154
Supranational Bank 1.4%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,867,652
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	881,620
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,405,654
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,467,090
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,255,571

EUROFIMA, Sr. Unsec’d. Notes, MTN	4.550	03/30/27	CAD	900	840,372
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500	09/01/23	AUD	400	304,381
Sr. Unsec’d. Notes, GMTN	0.500	11/21/23	AUD	1,200	917,724
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,450,714
Unsec’d. Notes, GMTN^	1.250	07/10/23	PEN	4,500	1,252,437
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,528	1,606,057
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	5,105,854
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	11,243,067
Sr. Unsec’d. Notes, EMTN	1.954(s)	05/28/37	CAD	7,550	4,140,739
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	1,600	1,226,360
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	612,972
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	927,191
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	5,305,176
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	2,068,630
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,272,939
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,236,306
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	578,096
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	741,625

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
Inter-American Development Bank,
Sr. Unsec’d. Notes	4.400%	01/26/26	CAD	1,800	$1,662,366
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	584,297
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	10,390,617
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	31,722
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	874,948
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	152,945
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	268,358
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	17,700	882,257
Sr. Unsec’d. Notes, MTN	1.600(cc)	10/20/26		18	18,111
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	995,743
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	41,300	2,128,360

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,637,012
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		198	203,474
					73,538,437
Switzerland 0.4%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/02/27		6,440	6,433,134
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,467,506
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	3,078,587
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,423,997
Sr. Unsec’d. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,150,417
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	602,042

UBS AG, Sr. Unsec’d. Notes	1.200	07/30/25	AUD	1,855	1,443,486
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23		990	1,025,266
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		1,100	1,142,801
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,841,185
					22,608,421
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	708,547

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	1,100	$1,375,204
United Arab Emirates 0.9%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes	3.625	01/12/23		1,000	1,056,299
Sr. Unsec’d. Notes, 144A(a)	4.375	04/23/25		1,070	1,210,419
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	18,176,128
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	897,869
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	2,021,742
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	550	704,783
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,900	7,596,986
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,852,746
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	100	77,713
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	4,830	4,199,365
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,589,742

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	5,533,576
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,252,104
					49,169,472
United Kingdom 2.8%
Barclays PLC,
Sr. Unsec’d. Notes	4.375	01/12/26		800	913,121
Sr. Unsec’d. Notes, EMTN	1.125	07/12/23	CHF	1,200	1,383,803
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,417,925
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,690,750
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,436,368
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29		5,520	6,571,165
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	904,528
Sr. Unsec’d. Notes, Series 1	1.232(ff)	09/25/24	JPY	100,000	964,231
Sub. Notes	5.200	05/12/26		3,780	4,387,068

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	15,411,822
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	2,400	3,995,119

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Co-Operative Group Ltd., Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	3,400	$4,979,528
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	149,219
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,400	7,957,232
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	5,500	6,576,064
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,978,616

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30		3,625	3,885,186
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,677,820
Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24		11,320	11,182,659
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.645(ff)	04/18/26		1,255	1,280,837
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,727,063
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,492,403
Sr. Unsec’d. Notes, Series 2	0.842	09/26/23	JPY	500,000	4,818,798
Sr. Unsec’d. Notes, Series 4	0.575(ff)	09/13/24	JPY	100,000	957,760

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,900	2,732,113
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,925,193
Sr. Unsec’d. Notes	3.870(ff)	07/09/25		5,695	6,253,720
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	138,029
Sub. Notes	4.582	12/10/25		2,250	2,565,797
Natwest Group PLC,
Sr. Unsec’d. Notes(a)	3.875	09/12/23		1,000	1,080,073
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		5,860	6,456,549
Sr. Unsec’d. Notes	4.445(ff)	05/08/30		1,000	1,165,875
Sr. Unsec’d. Notes	4.892(ff)	05/18/29		1,500	1,775,346
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	867,973
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,917,794

Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,383,516
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,152,360
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	987,907
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	4,030,103
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,492,002

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

William Hill PLC, Gtd. Notes, MTN	4.750%	05/01/26	GBP	3,315	$5,027,210
					145,690,645
United States 16.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29		6,090	6,739,819
Sr. Unsec’d. Notes	4.050	11/21/39		2,975	3,490,924
Sr. Unsec’d. Notes	4.250	11/21/49		2,870	3,482,924

Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,498,751
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	930,629
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	925,213
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	772,125
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,894,422

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		5,000	5,132,100
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	4,202,640
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		1,879	1,372,778
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,793,727
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	4,175,847
Sr. Unsec’d. Notes	5.625	05/20/24		3,500	3,847,175

Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	650,651
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23		2,000	1,974,829
Gtd. Notes, 144A	8.375	07/15/26		1,800	1,907,391
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		5,715	6,220,168
Sr. Unsec’d. Notes	4.101	03/01/28		1,005	1,174,212
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		629	710,741

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.000%	11/01/26		575	$549,043
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,856,189
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,993,722
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	132,033
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	4,188,369
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		97	96,748
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		1,511	1,456,661
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		5,787	5,559,234
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,538,892
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		8,760	9,031,930
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	5,062,891
Sr. Unsec’d. Notes, EMTN	1.939(s)	05/31/21	EUR	1,100	1,598,989
Sr. Unsec’d. Notes, EMTN	(5.214)(s)	03/31/22	EUR	1,143	1,643,503
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	646,527
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,868,694
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	5,229,496
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,653,402

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		550	608,207
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	2,667,591
Gtd. Notes, 144A	5.250	01/30/30		375	387,792
Gtd. Notes, 144A	6.125	04/15/25		1,500	1,536,934
Gtd. Notes, 144A	6.250	02/15/29		400	429,188
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,372,913
Gtd. Notes	6.750	03/15/25		2,075	2,142,992
Gtd. Notes	7.250	10/15/29		1,675	1,881,340
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	15,217,593
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	921,682
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,697,392

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	5,312,228
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	5,191,621
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(h)	3.200	06/15/26		1,670	1,869,866
Sr. Unsec’d. Notes(h)	3.400	07/26/29		3,790	4,328,489

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bristol-Myers Squibb Co., (cont’d.)
Sr. Unsec’d. Notes(h)	3.450%	11/15/27		3,345	$3,834,505
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,170,960
Sr. Unsec’d. Notes(a)	4.125	05/15/29		2,865	3,276,371
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		2,626	2,887,972
Gtd. Notes	4.700	04/15/25		6,765	7,713,465
Gtd. Notes, 144A	3.500	02/15/41		3,765	3,796,750

Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,804,035
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		43	42,789
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,794,602
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,180	1,212,990
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	5,176,180
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	732,396
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,035,881
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	629,267
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	7,660,502
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,738,359
Sr. Sec’d. Notes	3.700	04/01/51		595	586,182
Sr. Sec’d. Notes	4.800	03/01/50		5,250	5,977,237
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,173,348
Cigna Corp.,
Gtd. Notes	3.050	11/30/22		3,000	3,134,279
Sr. Unsec’d. Notes	2.400	03/15/30		2,665	2,779,108

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	831,309
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.000(cc)	06/12/24		8,398	9,242,983
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	876,996
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27		15,750	15,751,661
Sr. Unsec’d. Notes	2.750	04/25/22		600	616,514
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	8,149,458
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		12,950	14,049,094

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.500%	08/16/30	GBP	7	$13,477
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,562,481
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	666,940
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	3,096,434
Sub. Notes	4.400	06/10/25		3,000	3,402,945

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		2,300	2,392,279
Comcast Corp., Gtd. Notes(h)	3.150	02/15/28		2,000	2,224,773
Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	938,117
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		1,227	1,442,364
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		1,625	1,696,789
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,774,779
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	600	809,247
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		110	113,295
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	4,200	5,135,603
Gtd. Notes	0.450	03/18/28	EUR	2,200	2,702,987

Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	6,900	8,525,823
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		3,740	2,375,520
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29		3,250	3,451,898
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,732,519
Gtd. Notes	5.300	05/15/49		2,480	3,175,509

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	3,255,739
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		720	812,343
Sr. Unsec’d. Notes	9.400	05/15/39		152	270,805

Eastman Chemical Co., Sr. Unsec’d. Notes	4.500	12/01/28		600	721,026

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Eli Lilly & Co., Sr. Unsec’d. Notes	0.625%	11/01/31	EUR	3,000	$3,815,477
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		6,850	8,392,952
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	13,998	17,543,125
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,337,192
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29		1,580	1,731,432
Gtd. Notes	3.700	01/31/51		210	219,861
Gtd. Notes	3.950	01/31/60		220	236,207

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	290,963
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		1,959	2,030,664
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20(d)		750	344,142
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,897,336
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,933,696

Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		2,000	2,016,869
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	209,609
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,155,538
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,513,429

General Motors Co., Sr. Unsec’d. Notes	5.400	04/01/48		4,600	5,824,154
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	373,346
Gtd. Notes	3.850	01/05/28		2,900	3,202,270
Gtd. Notes	3.950	04/13/24		250	272,183

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		1,000	1,070,172
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.128(c)	02/05/21(oo)		700	699,967
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,454,741
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,642,690
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	186,467

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.428%(s)	12/15/23	EUR	200	$239,536
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,831,434
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	962,102
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,951,986
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	97,987
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22		1,500	1,544,371
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24		9,338	10,195,738
Sr. Unsec’d. Notes, EMTN	4.000(ff)	11/30/24		40	39,992
Sub. Notes	4.750	10/12/21	EUR	3,000	3,757,923

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,691,749
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, 144A, Series 1A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)	3.030(c)	02/01/24		6,000	6,000,000
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		1,200	1,405,188
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,497,323
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,914,729
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.000	03/10/24	EUR	6,700	8,172,462
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	3,787,021

Host Hotels & Resorts LP, Sr. Unsec’d. Notes	3.875	04/01/24		5,000	5,293,986
Housing & Urban Development Corp. Ltd. AID Bond, Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035% (Cap N/A, Floor 0.000%)	0.317(c)	09/15/30		450	446,005
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,461	2,519,655
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,061,591
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	119,604
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	2,203,303
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	697,954
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		470	484,023
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,307,339

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	01/15/30		100	$113,531

Jefferies Group LLC, Sr. Unsec’d. Notes(a)	2.750	10/15/32		9,275	9,615,854
John Sevier Combined Cycle Generation LLC, Sec’d. Notes(h)	4.626	01/15/42		3,984	4,911,176
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		2,100	2,157,667
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.682(c)	04/30/21(oo)		219	217,977
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.558(c)	04/01/21(oo)		1,000	993,091
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	4.005(c)	05/01/21(oo)		1,410	1,410,566
Sr. Unsec’d. Notes	0.000(cc)	02/04/32		13,490	13,487,556
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	6,134,886
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,584,116
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,817,470

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	15,390	5,299,714
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,951,269
Gtd. Notes	7.500	09/15/22		1,000	1,090,132

Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,184,162
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		2,000	2,115,927
Gtd. Notes	4.875	10/01/49		15	16,955

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,440,112
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,371,804
Gtd. Notes, 144A	3.951	10/15/50		90	104,891

LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		960	1,087,011
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	1,015,315
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		420	498,705
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	6,512,226
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	1,048,390
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	4,484,503

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes	0.750%	10/15/32	EUR	6,200	$7,856,558
Gtd. Notes	1.500	07/02/39	EUR	500	664,612
Gtd. Notes	1.625	03/07/31	EUR	2,500	3,434,864
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,863,927
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,845,303

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	5,766,320
Metropolitan Life Global Funding I, Sec’d. Notes, MTN	4.000	07/13/27	AUD	300	262,903
Morgan Guaranty Trust Co. of New York, Sr. Unsec’d. Notes	1.390(s)	01/21/27	ITL(jj)	824	954,253
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.851(c)	04/15/21(oo)		1,415	1,410,102
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	5,000	6,170,410
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	600	769,763
Sr. Unsec’d. Notes, EMTN	3.240	12/14/22	EUR	2,200	2,804,552
Sr. Unsec’d. Notes, EMTN	7.500	04/02/32		14,000	11,967,323
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	900	1,193,840
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		9,080	9,054,161

Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	4.600	02/23/28		1,665	1,983,658
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000	03/15/28		515	583,937
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,281,020

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,211,021
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,582,248
Gtd. Notes, 144A	6.000	01/15/27		735	777,041

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,429,519
Newmont Corp., Gtd. Notes	2.250	10/01/30		1,995	2,051,833
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	274,816
Sr. Unsec’d. Notes	4.050	08/15/52		165	199,924

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	6,108,750
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	38,361

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

ONEOK Partners LP, Gtd. Notes	4.900%	03/15/25		2,000	$2,266,872
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30		7,350	7,629,975
Gtd. Notes	4.450	09/01/49		2,000	2,050,614

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24		7,200	7,825,072
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,168,128
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	2,135,896
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,460,190

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	0.550	07/30/24		3,000	2,988,755
Prologis Yen Finance LLC,
Gtd. Notes	0.972	09/25/28	JPY	450,000	4,355,876
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	14,259,468
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,900,738
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		4,805	5,233,012
Gtd. Notes, 144A	8.250	01/15/29		500	525,002
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,000	1,273,890
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	2,700	3,536,476

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		97	98,302
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	10,370,308
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		4,525	4,661,155
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,190,033
Scientific Games International, Inc., Gtd. Notes, 144A	7.000	05/15/28		225	239,197
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,535,582
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,740,518
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		9	10,150

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	675	$848,088
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	3,031,676
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,331,586
Gtd. Notes	7.625	02/15/25		300	358,569

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		3,175	3,364,847
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,368,536
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47		2,200	2,338,948
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,630,014
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,708,104
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,143,906
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,512,940
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	411,498
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		1,850	1,932,637
Sec’d. Notes, 144A	6.250	02/01/27		800	842,819
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	3,067,064
Sr. Unsec’d. Notes	6.750	06/15/23		1,025	1,109,938
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	5,566,473
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	712,214

Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,110,598
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		2,500	2,921,010
Sr. Sec’d. Notes, 144A	4.500	04/15/50		3,110	3,670,594

Tote Shipholdings, Inc., Gov’t. Gtd. Notes	3.400	10/16/40		104	113,824
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25		3,158	3,495,008
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,252	1,287,682
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		48	49,537

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.875%	02/15/31		840	$877,852
Gtd. Notes	4.875	01/15/28		3,115	3,310,097
Gtd. Notes	5.250	01/15/30		2,340	2,590,241
Gtd. Notes	5.500	05/15/27		500	534,873

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,521,459
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		1,300	1,319,903
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		480	490,795
Gtd. Notes	2.850	12/15/32		8,375	8,610,768
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	6,540,968
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	2,122,009
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,277,802
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	4,271,957
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	664,953

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.850	09/01/43		5,680	7,721,291
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		4,410	4,880,669
Gtd. Notes, 144A	4.000	06/22/50		4,425	4,931,171
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,704,776
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	15,498,262
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	198	171,192
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,246,173

Welltower, Inc., Sr. Unsec’d. Notes(a)	3.100	01/15/30		5,600	6,051,024
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,269,437
Sr. Unsec’d. Notes(a)	4.000	09/15/25		1,500	1,681,932

Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23		460	483,258
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		530	560,509
					848,078,300

Total Corporate Bonds (cost $1,692,736,298)					1,804,067,923

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 3.5%
Bermuda 0.7%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730%(c)	04/25/28	545	$545,258
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	08/25/28	358	358,151
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	10/25/28	518	520,822
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	04/25/29	532	532,599
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.230(c)	07/25/29	807	807,598
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.730(c)	07/25/29	2,400	2,404,103
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	10/25/29	1,240	1,239,203
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/29	4,500	4,512,166
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.930(c)	04/25/29	620	620,437
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	10/25/30	6,420	6,476,951
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.130(c)	10/25/30	3,180	3,235,957
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.630(c)	10/25/30	2,240	2,291,867
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.780(c)	05/25/29	378	378,193
Series 2021-01, Class M1B, 144A	—(p)	07/25/33	9,211	9,210,177

Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.680(c)	07/25/28	186	186,022
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	07/25/29	30	30,252
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.530(c)	03/25/28	59	58,883

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Radnor Re Ltd., (cont’d.)
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.080%(c)	02/25/30		600	$599,821
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	02/25/30		1,800	1,803,526
					35,811,986
United Kingdom 0.2%
Finsbury Square PLC, Series 2020-02A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.300% (Cap N/A, Floor 0.000%)	1.355(c)	06/16/70	GBP	2,085	2,882,921
Paragon Mortgages PLC, Series 12X, Class B1B	0.000(cc)	11/15/38	EUR	1,128	1,337,474
Residential Mortgage Securities PLC, Series 32A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)	1.304(c)	06/20/70	GBP	6,051	8,365,646
					12,586,041
United States 2.6%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.294(c)	07/27/57		1,145	1,131,706
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.764(c)	09/26/45		148	150,146
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.283	09/15/21		13,683	13,600,963
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.644(c)	11/01/23		3,500	3,501,761
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57		1,204	1,212,527
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57		6,100	6,103,269
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	06/25/39		1,777	1,779,426
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	10/25/39		990	990,804

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.180%(c)	01/25/40	1,600	$1,600,499

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	2,813	2,816,217
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.280(c)	10/25/30	442	442,845
Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500	09/25/27	4,635	301,071
FHLMC REMICS, Series 4166, Class IO, IO	3.500	02/15/43	7,129	1,142,924
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50	595	617,850
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.682(c)	11/25/50	2,875	2,900,608
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	02/25/50	4,060	4,049,836
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.230(c)	06/25/50	750	785,154
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	06/25/50	2,780	2,800,951
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.230(c)	03/25/50	320	324,607
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.380(c)	09/25/50	1,310	1,375,562
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.280(c)	09/25/50	940	950,020
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.729(c)	01/25/51	1,835	1,837,893
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.879(c)	01/25/51	12,595	12,596,024

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	01/25/49	417	420,384

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882%	10/25/59		7,173	$7,200,320
Series 2020-GS05, Class A1, 144A	3.250	06/25/60		991	1,011,098

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24		1,094	1,091,980
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.544(c)	06/25/21		5,131	5,134,414
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.744(c)	12/11/21		11,820	11,822,399
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)	2.250(c)	09/23/21		11,840	11,851,606
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)	3.500(c)	09/23/21		6,920	6,927,467
Series 2020-09, Class AX, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)^	2.250(c)	05/05/21		10,000	10,027,160

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	01/25/48		1,186	1,190,449
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22		18,614	18,612,767
					138,302,707

Total Residential Mortgage-Backed Securities (cost $184,765,570)					186,700,734
Sovereign Bonds 35.4%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,289,830
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,289,830
					2,579,660
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	1,377,774

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	0.670%(cc)	12/31/38(d)	JPY	952,628	$1,571,187
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	55,495	91,392
					3,040,353
Australia 0.2%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 145	2.750	06/21/35	AUD	6,000	5,331,848
Sr. Unsec’d. Notes, Series 150	3.000	03/21/47	AUD	2,400	2,174,335

Northern Territory Treasury Corp., Local Gov’t. Gtd. Notes	2.000	04/21/31	AUD	2,300	1,813,977
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes	2.250	11/20/34	AUD	2,100	1,685,281
Local Gov’t. Gtd. Notes, MTN	2.250	11/20/41	AUD	2,000	1,498,330
					12,503,771
Austria 0.3%
Republic of Austria Government Bond, Sr. Unsec’d. Notes, 144A	0.750	03/20/51	EUR	860	1,216,402
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	11,441	10,488,440
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,123	2,339,909
					14,044,751
Belgium 0.0%
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	973,774
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,335,358
					2,309,132
Brazil 1.4%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		19,218	20,125,351
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		775	811,750
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		39,470	43,010,359
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		564	614,583

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	7,476	$9,107,436
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,963
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	248,597
					73,924,039
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375	09/23/30	EUR	3,167	3,862,529
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	13,047,511
					16,910,040
Canada 0.3%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	752,969
City of Quebec, Unsec’d. Notes	2.650	12/20/27	CAD	1,000	851,719
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,854,665
Unsec’d. Notes	2.650	11/09/29	CAD	775	671,941
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	898,973

City of Vancouver, Notes	2.700	12/15/26	CAD	2,000	1,723,351
Province of Alberta Strips Coupon,
Bonds	1.031(s)	06/01/26	CAD	500	370,049
Bonds	1.101(s)	12/01/26	CAD	550	402,621
Bonds	1.187(s)	06/01/27	CAD	650	471,306

Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,983,093
Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	2,000	1,848,615
Province of Quebec,
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		500	629,134
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		430	561,600

Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,000	2,785,911
					15,805,947

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830%	07/02/31	EUR	1,000	$1,262,092
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,483,524
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	316,006
					4,061,622
China 0.9%
China Government Bond,
Bonds	3.270	11/19/30	CNH	20,000	3,126,568
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,561,578
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	785,798
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	315,688
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	641,401
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	79,909
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	400,691
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	324,647
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	10,500	1,716,337
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	3,044,977
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	6,000	1,009,645
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	35,000	5,973,576
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	21,000	3,621,183
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	6,000	1,033,607
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	33,000	5,944,889
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	898,111
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	2,209,646
Sr. Unsec’d. Notes, 144A	1.200	10/21/30		6,000	5,917,261
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	660,779
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,258,727
Unsec’d. Notes, Series 1910	3.860	05/20/29	CNH	10,000	1,570,962
Unsec’d. Notes, Series 2010	3.230	03/23/30	CNH	30,000	4,493,008
					48,588,988
Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,443,395
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,074,633
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,281,354
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	5,425,454

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	10.375%	01/28/33		1,401	$2,243,473
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	43,984	60,982,975
					74,451,284
Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	254,227
Sr. Unsec’d. Notes(a)	2.750	01/27/30	EUR	3,000	4,329,957
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	6,352,798
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,828,111
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,103,421
Sr. Unsec’d. Notes	6.375	03/24/21		500	504,129
Unsec’d. Notes	1.500	06/17/31	EUR	4,600	6,049,190
					22,421,833
Cyprus 1.7%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	3,000	3,956,076
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	9,818,257
Sr. Unsec’d. Notes, EMTN(a)	2.375	09/25/28	EUR	4,700	6,630,077
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	4,900	6,518,877
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	15,775,643
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	5,162,653
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	13,355	17,808,022
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	24,091,659
					89,761,264
Czech Republic 0.0%
Czech Republic Government Bond, Bonds, Series 095	1.000	06/26/26	CZK	30,000	1,399,829
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	639,503
Bonds(k)	4.500	11/15/39	DKK	1,800	551,790
Bonds, 144A, Series 10 Year	0.500	11/15/29	DKK	4,300	758,601

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Denmark (cont’d.)
Denmark Government Bond, (cont’d.)
Bonds, 144A, Series 30 Year	0.250%	11/15/52	DKK	5,000	$861,847
Bonds, Series 10 Year(k)	0.500	11/15/27	DKK	12,110	2,111,366
					4,923,107
Dominican Republic 0.0%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,418,553
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,936,041
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	885,248
					2,821,289
Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	775,708
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	0.500	12/21/21	NZD	3,000	2,146,902
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,909,022
					4,831,632
France 0.1%
Agence France Locale, Gtd. Notes, EMTN	1.125	06/20/28	EUR	1,500	1,995,065
French Republic Government Bond OAT, Bonds, 144A(k)	1.500	05/25/50	EUR	390	616,800
					2,611,865
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000	08/15/26	EUR	1,620	2,048,907
Bonds(k)	0.000	08/15/50	EUR	800	993,570
					3,042,477

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	3.650%(cc)	02/24/23	EUR	8,529	$11,190,604
Bonds	3.650(cc)	02/24/24	EUR	6,733	9,153,888
Bonds	3.650(cc)	02/24/25	EUR	5,451	7,613,848
Bonds	3.650(cc)	02/24/26	EUR	3,791	5,440,489
Bonds	3.650(cc)	02/24/27	EUR	6,053	8,882,251
Bonds	3.650(cc)	02/24/28	EUR	2,110	3,157,199
Bonds	3.650(cc)	02/24/29	EUR	3,073	4,672,923
Bonds	3.650(cc)	02/24/30	EUR	1,881	2,903,369
Bonds	3.650(cc)	02/24/31	EUR	4,547	7,125,862
Bonds	3.650(cc)	02/24/32	EUR	2,159	3,454,778
Bonds	3.650(cc)	02/24/33	EUR	1,430	2,308,137
Bonds	3.650(cc)	02/24/34	EUR	2,103	3,448,975
Bonds	3.650(cc)	02/24/35	EUR	4,651	7,700,680
Bonds	3.650(cc)	02/24/36	EUR	1,318	2,209,490
Bonds	3.650(cc)	02/24/37	EUR	2,557	4,341,924
Bonds	3.650(cc)	02/24/38	EUR	1,481	2,546,684
Bonds	3.650(cc)	02/24/39	EUR	1,872	3,256,447
Bonds	3.650(cc)	02/24/40	EUR	1,887	3,325,146
Bonds	3.650(cc)	02/24/41	EUR	1,878	3,331,759
Bonds	3.650(cc)	02/24/42	EUR	3,587	6,436,236
Bonds	3.900	01/30/33	EUR	2,710	4,417,828
Bonds(a)	4.000	01/30/37	EUR	1,260	2,196,089
Bonds	4.200	01/30/42	EUR	2,380	4,524,853
Bonds, 144A	1.500	06/18/30	EUR	4,000	5,214,713
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,311	16,497,746
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	8,601,029
					143,952,947
Guernsey 0.2%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,641	10,864,613
Hong Kong 0.0%
Airport Authority, Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	384,846
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,651,407
					2,036,253

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 0.6%
Hungary Government Bond, Bonds, Series 28/A	6.750%	10/22/28	HUF	250,000	$1,154,749
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,564,586
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	3,900	5,156,400
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	5,064,691
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,328,226
Sr. Unsec’d. Notes	5.750	11/22/23		4,050	4,623,492
Sr. Unsec’d. Notes, Series 2	1.290	09/18/30	JPY	700,000	6,679,431
Sr. Unsec’d. Notes, Series 8	0.740	09/18/25	JPY	100,000	955,559
					31,527,134
Iceland 0.1%
Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	3,213,555
Sr. Unsec’d. Notes	5.875	05/11/22		2,560	2,687,199
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	614,103
					6,514,857
India 0.5%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN(a)	2.250	01/13/31		4,400	4,253,139
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	3,047,425
Sr. Unsec’d. Notes, Series 3	0.590	09/05/22	JPY	1,700,000	16,179,272
					23,479,836
Indonesia 1.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	7,700	9,461,139
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	2,915	3,555,186
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	12,103,926
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	4,306,247
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	3,332,712
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,505	17,110,312
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	6,714,178
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	7,323,622
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	6,080	7,468,364
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	12,980	19,058,251

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 05	0.920%	05/31/23	JPY	100,000	$964,969
Sr. Unsec’d. Notes, Series 14	1.130	07/07/23	JPY	400,000	3,877,392
					95,276,298
Isle of Man 0.5%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	7,876	16,256,685
Unsec’d. Notes	5.625	03/29/30	GBP	4,978	9,464,864
					25,721,549
Israel 0.5%
Israel Government Bond, Bonds, Series 0928	2.250	09/28/28	ILS	5,000	1,710,724
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		6,140	6,729,266
Sr. Unsec’d. Notes	4.500	04/03/2120		1,240	1,599,689
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	2,113,066
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	1,000	1,343,680
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	3,700	4,897,198
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,360	7,199,771
					25,593,394
Italy 4.3%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	564	692,889
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	3,346,030
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	24,970,390

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	1,846	2,598,084
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	526,321
Sr. Unsec’d. Notes	2.875	10/17/29		2,900	3,033,750
Sr. Unsec’d. Notes	4.000	10/17/49		500	546,504
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	988	1,236,138
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	5,892	9,176,997
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	868	1,578,859
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	11,765	22,680,376

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.345%	01/27/48	EUR	2,000	$4,229,707
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	57,877	104,465,452
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	15,045	21,461,996
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		10,608	13,543,073
Sr. Unsec’d. Notes, Series 67, EMTN	0.000(cc)	05/11/26	EUR	3,000	3,582,750
Republic of Italy Government International Bond Strips Coupon,
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	763,811
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	5,976,517
					224,409,644
Japan 0.8%
Agriculture Forestry & Fisheries Finance Corp., Sr. Sec’d. Notes, Series 12	2.240	03/19/27	JPY	100,000	1,080,483
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 5	2.230	12/20/24	JPY	200,000	2,066,667
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, GMTN	0.875	09/22/21	EUR	2,535	3,103,373
Japan Government Ten Year Bond, Bonds, Series 360	0.100	09/20/30	JPY	100,000	960,303
Japan Government Thirty Year Bond,
Bonds, Series 66	0.400	03/20/50	JPY	450,000	4,006,140
Bonds, Series 68	0.600	09/20/50	JPY	1,335,000	12,534,600
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	558,585
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,603,755
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	2,108,015
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	6,620,946
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,965,065
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,791,563

Japan Housing Finance Agency, Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	1,033,164
Japanese Government CPI Linked Bond, Bonds, Series 22	0.100	03/10/27	JPY	219,803	2,118,248
					44,550,907
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,812,506

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600%	09/30/26	EUR	2,000	$2,436,297
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	3,200	4,041,728
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	10,815	14,880,623
					21,358,648
Kuwait 0.0%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,099,063
Lithuania 0.1%
Lithuania Government Bond, Bonds, Series 7 Year	0.600	06/29/23	EUR	200	247,896
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625	02/01/22		4,920	5,224,734
					5,472,630
Macedonia 0.1%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	3,000	3,698,332
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,351,157
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	616,389
					5,665,878
Malaysia 0.1%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,005,165
Malaysia Government Bond, Bonds, Series 314	4.048	09/30/21	MYR	20,916	5,251,018
					7,256,183
Mexico 1.4%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	536,615
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	9,100	10,902,647
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	626,979
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	5,675,533
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	255,452

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	2.875%	04/08/39	EUR	5,000	$6,537,790
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,350,871
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	1,017,702
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	545,709
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	8,870	11,284,531
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	12,951	20,859,666
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	6,615,677
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	300,000	2,841,672
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,562,832
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,231,056
					72,844,732
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	925,461
New Zealand 0.2%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	829,960
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,695,993

New Zealand Government Bond, Bonds	1.750	05/15/41	NZD	2,000	1,382,178
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	1,190	835,744
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,402,554
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	2,481,926
Local Gov’t. Gtd. Notes	4.500	04/15/27	NZD	1,800	1,565,937
					10,194,292
Norway 0.1%
City of Oslo,
Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	369,801
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	122,965
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,130,742

Norway Government Bond, Sr. Unsec’d. Notes, 144A, Series 481	1.750	09/06/29	NOK	10,000	1,239,766
					2,863,274

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama 0.2%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000%	09/22/24		400	$440,833
Sr. Unsec’d. Notes	8.125	04/28/34		3,799	5,489,141
Sr. Unsec’d. Notes	9.375	01/16/23		3,803	4,406,909
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,226,562
					11,563,445
Peru 1.2%
Peru Government Bond, Sr. Unsec’d. Notes	5.350	08/12/40	PEN	22,000	6,164,480
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		690	731,294
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	29,648	40,660,222
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	14,727,586
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	3,172,652
					65,456,234
Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,424,344
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	6,546,114
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	8,676,912
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	10,549,242
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	15,722,720
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	25,620,654
					69,539,986
Poland 0.1%
Republic of Poland Government Bond,
Bonds, Series 428	2.750	04/25/28	PLN	500	151,961
Bonds, Series 727	2.500	07/25/27	PLN	10,000	2,986,390

Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		700	738,517
					3,876,868
Portugal 1.8%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	9,327,990

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750%	07/05/21	EUR	1,500	$1,848,507
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	11,034,334
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		10,791	12,514,226

Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	24,295	51,007,519
Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	11,039,483
					96,772,059
Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes	3.400	04/16/25		500	549,882
Sr. Unsec’d. Notes	3.750	04/16/30		2,000	2,327,049
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		4,410	4,849,956
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,115,609
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,400,204
					11,242,700
Romania 0.6%
Romania Government Bond, Bonds, Series 15 Year	3.650	09/24/31	RON	2,000	531,497
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	5,517,920
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,324,041
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,970,016
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,444,124
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,485,182
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	4,480,698
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		1,000	1,090,867
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		2,600	2,759,587
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,631,166
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,498,828
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,572,870
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	953,800
					31,260,596

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia 0.8%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900%	05/23/29	RUB	61,000	$847,795
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	22,900	30,648,802
Sr. Unsec’d. Notes	4.500	04/04/22		400	416,042
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	7,474,371
					39,387,010
Saudi Arabia 0.4%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	1,028,906
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	7,792,532
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,215,043
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,484,745
Sr. Unsec’d. Notes, 144A, MTN	2.900	10/22/25		4,000	4,302,025
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,265,835
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,358,371
					20,447,457
Senegal 0.0%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,794,537
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,000	1,241,298
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	16,095	21,821,170
Sr. Unsec’d. Notes	7.250	09/28/21		4,646	4,839,396
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		13,215	12,819,463
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	208,325
					40,929,652
Singapore 0.0%
Housing & Development Board, Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	408,021
Slovenia 0.2%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	9,067,441

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875%	02/28/35	ZAR	10,000	$585,543
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	703,987
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	101,820
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	7,156,350
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	968,733
					9,516,433
South Korea 0.2%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	522,419
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	542,484
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	800,016
Sr. Unsec’d. Notes, EMTN	4.660	02/28/21	CNH	12,000	1,863,697
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	758,435
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,505,796
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,457,941
Sr. Unsec’d. Notes, MTN	3.500	02/14/22	AUD	700	552,827
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,443,906
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,142,654
					11,590,175
Spain 2.9%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	430	702,209
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	750,276
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,640,796
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	5,636,353
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	100	210,785
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,644,059
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,887,220
Gov’t. Gtd. Notes, GMTN	2.100	02/23/21	JPY	120,000	1,146,635
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	8,120	13,881,124
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	600	737,744

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A(k)	1.200%	10/31/40	EUR	2,500	$3,318,052
Sr. Unsec’d. Notes, 144A	1.250	10/31/30	EUR	4,000	5,396,836
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	8,658,273
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	895	1,211,574
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	30,905,490
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,860,312
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	9,034,618
Spain Government Bond Strips Coupon,
Bonds	0.449(s)	07/30/29	EUR	438	529,815
Bonds	0.246(s)	01/31/32	EUR	3,900	4,592,768
Bonds	0.320(s)	01/31/33	EUR	2,100	2,443,251
Bonds	0.958(s)	01/31/35	EUR	168	190,231
Bonds	1.027(s)	01/31/36	EUR	168	187,683
Bonds	1.078(s)	01/31/37	EUR	168	185,030
Bonds	1.296(s)	07/30/41	EUR	436	442,036
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	4,329,624
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	949,025
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	936,767
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	911,703
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	296,377
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	288,322
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	285,959
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	282,433
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	285,343
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	276,731
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	273,047
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	275,586
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	264,116
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	258,771
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	252,425
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	246,803
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	241,263
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	235,737
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	231,304
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	224,860
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	220,784
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	215,631
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	210,492
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	205,421
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	198,537
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	190,310

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Strips Coupon, (cont’d.)
Bonds, Series CAC	1.950%(s)	07/30/64	EUR	300	$184,561
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	179,257
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	177,437

Spain Government Bond Strips Principal, Bonds	0.794(s)	07/30/41	EUR	1,700	1,717,900
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	13,560,555
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	14,697	26,232,806
					153,833,057
Sweden 0.1%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,824,958
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	886,604
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	162,937

Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	59,395
Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,849,407
					4,783,301
Thailand 0.0%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,841,052
Turkey 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	6,440,890
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,053,816
					7,494,706
Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	1,200	1,383,447
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	14,700	19,489,309
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,864,280
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	2,067,387
Sr. Unsec’d. Notes	7.750	09/01/25		400	446,174
Sr. Unsec’d. Notes	7.750	09/01/26		500	561,813

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/30	EUR	9,705	$11,188,628
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	1,658,919
					40,659,957
United Arab Emirates 0.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	514,737
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,444,486
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,910,744
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,883,468

RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,487,694
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	4,085,817
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,350,002
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,339,216
					27,016,164
United Kingdom 0.8%
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,818,049
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,870,673
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	6,425,224
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,140	5,853,788
United Kingdom Gilt,
Bonds(k)	3.250	01/22/44	GBP	100	205,392
Bonds(k)	3.500	01/22/45	GBP	2,310	4,970,480
Bonds(k)	4.250	03/07/36	GBP	6,140	12,802,559
Bonds(k)	4.250	09/07/39	GBP	180	396,863
Bonds(k)	4.250	12/07/46	GBP	2,100	5,125,251

United Kingdom Municipal Bonds Agency Finance Co. Designated Activity Co., Local Gov’t. Gtd. Notes	1.625	08/26/60	GBP	750	1,048,497
					40,516,776

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27		394	$460,835
Sr. Unsec’d. Notes	4.375	01/23/31		625	752,492
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,707,018
					3,920,345

Total Sovereign Bonds (cost $1,691,598,045)					1,868,789,507
U.S. Government Agency Obligations 1.3%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	20,307	37,612,235
Tennessee Valley Authority
Sr. Unsec’d. Notes	4.625	06/07/43	GBP	300	657,685
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	1,217	1,698,187
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	13,291	27,068,164

Total U.S. Government Agency Obligations (cost $65,310,214)					67,036,271
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	0.625	08/15/30		5,000	4,802,344
U.S. Treasury Notes	1.375	02/15/23		2,450	2,512,399
U.S. Treasury Notes	2.125	05/15/25		300	322,898
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		400	364,297
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		400	350,375
U.S. Treasury Strips Coupon	2.089(s)	11/15/35		800	634,156
U.S. Treasury Strips Coupon	2.251(s)	08/15/40		800	563,625

Total U.S. Treasury Obligations (cost $9,527,243)					9,550,094

	Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $44,527)	2,232	6,514
Exchange-Traded Funds 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	50,000	6,780,000

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Funds (Continued)
iShares iBoxx High Yield Corporate Bond ETF(a)	60,000	$5,218,200

Total Exchange-Traded Funds (cost $12,000,573)		11,998,200
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 6.584%, Maturing 10/30/2040 (cost $100,000)	4,000	112,280

Total Long-Term Investments (cost $4,718,544,570)		5,036,622,714

Short-Term Investments 6.4%
Affiliated Mutual Funds 5.2%
PGIM Core Ultra Short Bond Fund(wa)	217,519,131	217,519,131
PGIM Institutional Money Market Fund (cost $59,489,413; includes $59,481,878 of cash collateral for securities on loan)(b)(wa)	59,540,376	59,516,561

Total Affiliated Mutual Funds (cost $277,008,544)		277,035,692
Options Purchased*~ 1.2%
(cost $191,537,752)		60,603,747

Total Short-Term Investments (cost $468,546,296)		337,639,439

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7% (cost $5,187,090,866)		5,374,262,153
Options Written*~ (1.1)%
(premiums received $186,607,597)		(58,528,811)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6% (cost $5,000,483,269)		5,315,733,342
Liabilities in excess of other assets(z) (0.6)%		(33,610,264)

Net Assets 100.0%		$5,282,123,078

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $25,468,664 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,726,119; cash collateral of $59,481,878 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,122,131. The aggregate value of $2,814,256 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00		—	AUD	244,500	$23,755,383
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10		—		103,800	7,419,826
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90		—		207,600	813,859
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60		—		66,000	159,172
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95		—		66,000	35,538
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00		—		56,000	778
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00		—		100,400	366
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00		—		112,000	31
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00		—		200,800	36
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00		—		75,000	71,587
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00		—		113,400	479,050

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00		—		51,000	$40,819
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00		—		100,000	80,037
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00		—		302,000	28,552
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00		—		69,500	133,847
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00		—		69,500	15,463
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50		—		54,000	954,214
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00		—		108,000	274,943
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25		—		59,400	111,706
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00		—		118,800	13,727
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00		—		59,500	702,503
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00		—		119,000	150,967
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00		—		159,750	2,439,957
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50		—		319,500	1,802,540
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00		—		103,800	330,496
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00		—		59,500	2,228,956
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00		—		119,000	393,431
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00		—		56,000	9,890
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00		—		112,000	1,304
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50		—		51,850	558,200
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00		—		103,700	26,465
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00		—	AUD	640,000	232,026

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00		—	AUD	72,000	$26,103
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00		—	AUD	356,000	607,453
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00		—	AUD	640,000	930,674
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00		—	AUD	320,000	1,166,703
Currency Option GBP vs USD	Put	Deutsche Bank AG	03/31/21	1.12		—	GBP	141,450	2,130
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11		—	GBP	164,000	8,899
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21		—	GBP	82,000	36,332
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14		—	GBP	350,000	107,488
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22		—	GBP	175,000	217,293
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.25		—	GBP	141,450	1,649,259
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75		—		119,000	119
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85		—		29,000	13,827
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/18/21	90.00		—		240,800	40
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50		—		240,800	3,903,217
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00		—		51,900	8,667,911
Total OTC Traded (cost $191,537,035)									$60,603,117

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.34.V2, 12/20/25	Call	Barclays Bank PLC	03/17/21	1.88%	5.00%(Q)	iTraxx.XO. 34.V2(Q)	EUR	2,000	$630
(cost $717)
Total Options Purchased (cost $191,537,752)									$60,603,747

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Bank of America, N.A.	05/26/21	70.00		—	AUD	12,000	$(1,165,908)
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00		—	AUD	232,500	(22,589,474)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10		—		103,800	(7,419,826)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90		—		207,600	(813,859)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60		—		66,000	(159,172)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95		—		66,000	(35,538)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00		—		56,000	(778)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00		—		100,400	(366)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00		—		112,000	(31)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00		—		200,800	(36)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		75,000	(71,587)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00		—		151,000	(120,855)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00		—		102,000	(9,643)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00		—		200,000	(18,909)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00		—		69,500	(133,847)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00		—		69,500	(15,463)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50		—		54,000	(954,214)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00		—		108,000	(274,943)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25		—		59,400	(111,706)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00		—		118,800	(13,727)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00		—		59,500	(702,503)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		59,500	(75,484)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		59,500	$(75,484)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		159,750	(2,439,957)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		319,500	(1,802,540)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		103,800	(330,496)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00		—		59,500	(2,228,956)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00		—		119,000	(393,431)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00		—		56,000	(9,890)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00		—		112,000	(1,304)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50		—		51,850	(558,200)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00		—		103,700	(26,465)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00		—	AUD	712,000	(258,129)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00		—	AUD	320,000	(546,025)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00		—	AUD	36,000	(61,428)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	640,000	(930,674)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	320,000	(1,166,703)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11		—	GBP	164,000	(8,899)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21		—	GBP	82,000	(36,332)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14		—	GBP	350,000	(107,488)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22		—	GBP	175,000	(217,293)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.16		—	GBP	282,900	(1,248,611)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75		—		119,000	(119)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		29,000	$(13,827)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00		—		481,600	(2,633,566)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00		—		51,900	(8,667,911)
Total OTC Traded (premiums received $186,555,402)									$(58,451,597)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.34.V2, 12/20/25	Put	Barclays Bank PLC	03/17/21	6.50%	5.00%(Q)	iTraxx.XO. 34.V2(Q)	EUR	2,000	$(898)
iTraxx.XO.34.V2, 12/20/25	Put	Barclays Bank PLC	11/17/21	6.00%	5.00%(Q)	iTraxx.XO. 34.V2(Q)	EUR	5,000	(76,316)
Total OTC Swaptions (premiums received $52,195)									$(77,214)
Total Options Written (premiums received $186,607,597)									$(58,528,811)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
733	5 Year U.S. Treasury Notes	Mar. 2021	$92,266,375	$73,498
40	10 Year Australian Treasury Bonds	Mar. 2021	4,459,182	(16,288)
175	10 Year Euro-Bund	Mar. 2021	37,642,804	26,876
574	10 Year U.S. Ultra Treasury Notes	Mar. 2021	88,297,347	(1,654,243)
3,913	20 Year U.S. Treasury Bonds	Mar. 2021	660,196,469	(17,514,720)
24	30 Year Euro Buxl	Mar. 2021	6,445,407	(54,268)
1,959	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	401,044,031	(18,945,478)
2,207	Japanese Yen Currency	Mar. 2021	263,488,212	(1,723,736)
				(39,808,359)
Short Positions:
200	30 Day Federal Funds	Jul. 2021	79,944,000	63,692
46	30 Day Federal Funds	Aug. 2021	18,386,200	15,569
200	30 Day Federal Funds	Oct. 2021	79,936,000	71,692
10	30 Day Federal Funds	Jan. 2022	3,996,800	3,185
1	30 Day Federal Funds	Apr. 2022	399,700	458

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
152	3 Month CME SOFR	Jun. 2022	$37,977,200	$36,459
510	3 Month CME SOFR	Sep. 2022	127,410,750	51,067
6,335	2 Year U.S. Treasury Notes	Mar. 2021	1,399,886,520	(1,362,502)
3,702	5 Year Euro-Bobl	Mar. 2021	607,619,024	(612,171)
277	10 Year U.K. Gilt	Mar. 2021	50,883,795	14,167
1,770	10 Year U.S. Treasury Notes	Mar. 2021	242,545,312	(1,053,276)
473	Euro Currency	Mar. 2021	71,795,488	991,830
3,991	Euro Schatz Index	Mar. 2021	543,996,991	(30,106)
				(1,809,936)
				$(41,618,295)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	17,251	$11,415,713	$13,192,089	$1,776,376	$—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	10,828	7,450,379	8,280,504	830,125	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	3,517	2,328,606	2,690,376	361,770	—
Expiring 01/28/22	Citibank, N.A.	AUD	6,290	4,130,832	4,815,809	684,977	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	25,868	19,530,568	19,805,269	274,701	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,725,663	346,164	—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	24,314	4,605,000	4,443,514	—	(161,486)
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	89,109	16,687,082	16,284,883	—	(402,199)
Expiring 02/26/21	Deutsche Bank AG	BRL	43,592	7,633,000	7,961,373	328,373	—
Expiring 03/31/21	Citibank, N.A.	BRL	41,302	9,998,790	7,535,520	—	(2,463,270)
Expiring 03/31/21	Deutsche Bank AG	BRL	61,095	13,860,000	11,146,716	—	(2,713,284)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	44,233	$10,571,887	$8,070,237	$—	$(2,501,650)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	3	500	483	—	(17)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	BRL	41,903	7,622,867	7,638,569	15,702	—
Expiring 05/28/21	Deutsche Bank AG	BRL	84,591	15,941,000	15,395,485	—	(545,515)
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	31,675,000	25,231,765	—	(6,443,235)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	5,164,057	—	(1,550,943)
Expiring 09/30/21	Deutsche Bank AG	BRL	40,768	8,960,000	7,355,294	—	(1,604,706)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	12,764	2,400,006	2,302,937	—	(97,069)
Expiring 01/28/22	Citibank, N.A.	BRL	1,600	302,000	285,105	—	(16,895)
Expiring 01/28/22	Deutsche Bank AG	BRL	89,787	15,343,000	16,002,296	659,296	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	55,832	9,989,575	9,950,590	—	(38,985)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	60,555	11,124,328	10,792,442	—	(331,886)
British Pound,
Expiring 03/31/21	Citibank, N.A.	GBP	1,949	2,634,000	2,671,967	37,967	—
Expiring 03/31/21	Goldman Sachs International	GBP	1,625	2,201,818	2,226,852	25,034	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	2,159	2,872,000	2,959,171	87,171	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	1,642	2,216,000	2,250,738	34,738	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	2,265	3,101,136	3,104,760	3,624	—
Expiring 04/29/21	Citibank, N.A.	GBP	1,569	1,955,460	2,150,801	195,341	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	GBP	2,943	$3,911,865	$4,034,294	$122,429	$—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	7,718	10,260,000	10,581,386	321,386	—
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	65,312	51,380,798	51,083,066	—	(297,732)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	CAD	5,165	4,095,000	4,040,105	—	(54,895)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	5,246,898	7,163,000	7,144,510	—	(18,490)
Expiring 03/17/21	Citibank, N.A.	CLP	370,400	505,700	504,360	—	(1,340)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	4,994,691	6,992,624	6,801,090	—	(191,534)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	3,455,064	4,721,000	4,704,635	—	(16,365)
Expiring 10/29/21	Deutsche Bank AG	CLP	4,289,139	5,419,000	5,846,619	427,619	—
China Yuan,
Expiring 02/08/21	Citibank, N.A.	CNY	353,761	52,238,801	54,830,115	2,591,314	—
Chinese Renminbi,
Expiring 02/08/21	Barclays Bank PLC	CNH	30,984	4,759,395	4,802,220	42,825	—
Expiring 02/08/21	Citibank, N.A.	CNH	91,345	13,545,145	14,157,809	612,664	—
Expiring 02/08/21	Citibank, N.A.	CNH	32,121	4,909,000	4,978,557	69,557	—
Expiring 02/08/21	Citibank, N.A.	CNH	20,184	3,115,000	3,128,384	13,384	—
Expiring 02/08/21	Goldman Sachs International	CNH	66,834	10,008,490	10,358,655	350,165	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	740,318	109,917,726	114,743,274	4,825,548	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	10,781	1,632,000	1,671,002	39,002	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	57,498	8,632,000	8,911,686	279,686	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	53,450	8,149,000	8,284,346	135,346	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	12,876	1,953,000	1,995,650	42,650	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	8,322	1,271,000	1,289,868	18,868	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	Standard Chartered	CNH	33,713	$5,185,000	$5,225,310	$40,310	$—
Expiring 02/08/21	UBS AG	CNH	46,365	7,165,000	7,186,213	21,213	—
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	9,508,039	658,305	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	8,703	1,230,000	1,336,177	106,177	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	4,603	698,505	706,610	8,105	—
Expiring 07/30/21	Deutsche Bank AG	CNH	21,908	3,221,000	3,357,115	136,115	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	24,657	3,734,813	3,778,406	43,593	—
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	11,059,819	3,209,000	3,093,543	—	(115,457)
Expiring 03/17/21	Goldman Sachs International	COP	8,876,928	2,552,000	2,482,966	—	(69,034)
Expiring 03/17/21	Goldman Sachs International	COP	6,327,960	1,811,000	1,769,994	—	(41,006)
Expiring 03/17/21	Goldman Sachs International	COP	6,207,009	1,782,000	1,736,163	—	(45,837)
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	27,244	1,264,205	1,270,665	6,460	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	50,596	2,348,855	2,359,806	10,951	—
Danish Krone,
Expiring 04/19/21	Citibank, N.A.	DKK	21,472	3,511,180	3,508,946	—	(2,234)
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	6,395	7,734,428	7,774,684	40,256	—
Expiring 04/19/21	Citibank, N.A.	EUR	6,806	8,295,776	8,274,397	—	(21,379)
Expiring 08/31/21	HSBC Bank USA, N.A.	EUR	5,057	6,193,712	6,165,978	—	(27,734)
Indian Rupee,
Expiring 02/26/21	Citibank, N.A.	INR	208,727	2,646,000	2,853,416	207,416	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	466,958	5,970,567	6,383,591	413,024	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	240,985	3,157,143	3,294,403	137,260	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	364,682	$4,915,513	$4,985,416	$69,903	$—
Expiring 03/17/21	Citibank, N.A.	INR	933,781	12,500,252	12,713,010	212,758	—
Expiring 03/17/21	Credit Suisse International	INR	452,457	6,068,975	6,160,001	91,026	—
Expiring 03/17/21	Goldman Sachs International	INR	137,785	1,845,000	1,875,875	30,875	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	603,276	8,094,029	8,213,334	119,305	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	553,808	7,434,288	7,539,840	105,552	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	532,090	7,149,629	7,244,160	94,531	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	271,474	3,637,238	3,696,000	58,762	—
Expiring 04/29/21	HSBC Bank USA, N.A.	INR	516,289	6,714,205	6,987,924	273,719	—
Expiring 09/30/21	Goldman Sachs International	INR	512,311	6,725,000	6,807,227	82,227	—
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	384,058	4,791,744	5,103,100	311,356	—
Indonesian Rupiah,
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	139,628,752	9,760,835	9,896,091	135,256	—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	67,854	20,770,957	20,682,625	—	(88,332)
Expiring 03/17/21	Barclays Bank PLC	ILS	46,186	14,085,825	14,078,089	—	(7,736)
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	13,695,000	14,466,446	771,446	—
Japanese Yen,
Expiring 03/31/21	Barclays Bank PLC	JPY	325,644	3,152,000	3,110,923	—	(41,077)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	JPY	290,643	2,789,000	2,776,554	—	(12,446)
Expiring 04/19/21	Citibank, N.A.	JPY	866,067	8,310,000	8,275,489	—	(34,511)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/21	Deutsche Bank AG	JPY	1,324,229	$12,795,000	$12,653,339	$—	$(141,661)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	19,436,967	186,949,636	185,725,041	—	(1,224,595)
Expiring 05/28/21	Citibank, N.A.	JPY	2,043,508	19,781,304	19,534,988	—	(246,316)
Expiring 05/28/21	Citibank, N.A.	JPY	1,579,165	14,774,292	15,096,087	321,795	—
Expiring 05/28/21	Citibank, N.A.	JPY	1,309,387	12,481,643	12,517,132	35,489	—
Expiring 05/28/21	Deutsche Bank AG	JPY	837,813	7,692,000	8,009,102	317,102	—
Expiring 01/28/22	Citibank, N.A.	JPY	1,712,418	16,719,569	16,427,380	—	(292,189)
Expiring 01/28/22	Deutsche Bank AG	JPY	802,022	7,693,000	7,693,870	870	—
Expiring 01/28/22	Deutsche Bank AG	JPY	408,984	3,775,000	3,923,415	148,415	—
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	30,713,164	1,134,164	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	10,218,239	—	(319,761)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,103,691	—	(408,309)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,946,194	—	(249,806)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	4,964,261	—	(389,739)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	12,191,091	—	(689,909)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	15,911,366	87,002	—
Malaysian Ringgit,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MYR	30,511	7,505,899	7,515,047	9,148	—
Mexican Peso,
Expiring 02/26/21	Citibank, N.A.	MXN	921,100	36,540,000	44,806,299	8,266,299	—
Expiring 02/26/21	Deutsche Bank AG	MXN	254,611	11,920,000	12,385,389	465,389	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	582,385	28,623,723	28,264,390	—	(359,333)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/29/21	Bank of America, N.A.	MXN	104,569	$4,592,939	$5,052,488	$459,549	$—
Expiring 04/29/21	Goldman Sachs International	MXN	139,828	5,832,000	6,756,120	924,120	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	59,268	2,325,684	2,863,660	537,976	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	100,978	4,601,957	4,879,011	277,054	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	482,401	22,718,000	23,308,329	590,329	—
Expiring 02/25/22	Bank of America, N.A.	MXN	206,269	8,742,706	9,641,913	899,207	—
Expiring 02/25/22	Citibank, N.A.	MXN	127,232	6,119,126	5,947,353	—	(171,773)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,919,100	341,675	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	15,672,513	813,513	—
New Taiwanese Dollar,
Expiring 06/30/21	Citibank, N.A.	TWD	495,429	18,238,435	18,023,603	—	(214,832)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	552,287	19,304,000	20,092,108	788,108	—
Peruvian Nuevo Sol,
Expiring 03/17/21	Barclays Bank PLC	PEN	6,018	1,679,000	1,654,467	—	(24,533)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	140,797	2,920,794	2,923,744	2,950	—
Polish Zloty,
Expiring 04/19/21	UBS AG	PLN	8,519	2,293,361	2,289,249	—	(4,112)
Romanian Leu,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	RON	11,029	2,742,259	2,738,635	—	(3,624)
Russian Ruble,
Expiring 02/26/21	Deutsche Bank AG	RUB	496,590	6,278,000	6,549,006	271,006	—
Expiring 02/26/21	Goldman Sachs International	RUB	690,766	9,971,000	9,109,794	—	(861,206)
Expiring 03/17/21	Barclays Bank PLC	RUB	190,945	2,511,000	2,512,663	1,663	—
Expiring 03/17/21	Goldman Sachs International	RUB	1,118,267	14,713,550	14,715,336	1,786	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	1,118,267	$14,898,104	$14,715,336	$—	$(182,768)
Expiring 04/28/21	Barclays Bank PLC	RUB	705,532	9,363,399	9,237,619	—	(125,780)
Expiring 04/28/21	Goldman Sachs International	RUB	895,132	12,362,000	11,720,080	—	(641,920)
Expiring 04/29/21	Goldman Sachs International	RUB	135,453	1,909,000	1,773,294	—	(135,706)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	174,900	2,054,500	2,289,711	235,211	—
Expiring 06/30/21	Goldman Sachs International	RUB	3,023,939	37,932,000	39,304,161	1,372,161	—
Singapore Dollar,
Expiring 03/17/21	Credit Suisse International	SGD	2,474	1,852,000	1,861,974	9,974	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	7,999	5,990,824	6,021,148	30,324	—
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,331	628,000	680,437	52,437	—
Expiring 02/26/21	Barclays Bank PLC	ZAR	204,451	11,666,208	13,466,441	1,800,233	—
Expiring 02/26/21	Deutsche Bank AG	ZAR	50,651	3,245,000	3,336,202	91,202	—
Expiring 02/26/21	Goldman Sachs International	ZAR	504,558	27,744,000	33,233,313	5,489,313	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	ZAR	16,620	1,123,005	1,094,728	—	(28,277)
Expiring 03/17/21	Barclays Bank PLC	ZAR	84,806	5,574,000	5,568,519	—	(5,481)
Expiring 03/17/21	Citibank, N.A.	ZAR	63,534	4,176,000	4,171,758	—	(4,242)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	71,090	4,786,884	4,667,880	—	(119,004)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	14,544	978,915	955,000	—	(23,915)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	55,527	3,652,100	3,645,967	—	(6,133)
Expiring 04/29/21	Goldman Sachs International	ZAR	30,290	1,589,000	1,977,842	388,842	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	ZAR	19,703	$1,322,115	$1,286,562	$—	$(35,553)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	31,317	2,094,752	2,037,472	—	(57,280)
Expiring 12/23/21	Goldman Sachs International	ZAR	199,522	10,565,000	12,664,622	2,099,622	—
South Korean Won,
Expiring 03/17/21	Barclays Bank PLC	KRW	62,392,636	57,146,580	55,790,942	—	(1,355,638)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	4,030,378	3,712,000	3,603,928	—	(108,072)
Expiring 04/29/21	Citibank, N.A.	KRW	9,737,440	7,963,362	8,709,696	746,334	—
Expiring 04/29/21	Goldman Sachs International	KRW	735,965	610,000	658,287	48,287	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	11,898,981	10,104,691	10,643,096	538,405	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	7,160,671	5,914,000	6,404,894	490,894	—
Expiring 06/30/21	Citibank, N.A.	KRW	12,388,857	11,332,653	11,082,618	—	(250,035)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	17,122,762	14,927,000	15,317,396	390,396	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	7,246,758	6,157,130	6,482,684	325,554	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	15,153,153	12,858,000	13,556,239	698,239	—
Swedish Krona,
Expiring 04/19/21	Barclays Bank PLC	SEK	39,770	4,770,728	4,763,458	—	(7,270)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	421,938	14,039,342	14,095,542	56,200	—
Expiring 03/17/21	Citibank, N.A.	THB	76,454	2,546,000	2,554,065	8,065	—
Expiring 03/17/21	Citibank, N.A.	THB	52,724	1,756,000	1,761,328	5,328	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	304,289	10,060,819	10,165,288	104,469	—
Turkish Lira,
Expiring 02/26/21	Barclays Bank PLC	TRY	26,637	3,375,579	3,601,818	226,239	—
Expiring 02/26/21	Barclays Bank PLC	TRY	14,639	2,008,630	1,979,528	—	(29,102)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	Barclays Bank PLC	TRY	10,388	$1,610,958	$1,404,659	$—	$(206,299)
Expiring 02/26/21	Barclays Bank PLC	TRY	10,093	1,396,000	1,364,788	—	(31,212)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	20,905,832	2,289,832	—
Expiring 03/17/21	Barclays Bank PLC	TRY	19,850	2,451,000	2,661,757	210,757	—
Expiring 03/17/21	Barclays Bank PLC	TRY	8,734	1,082,000	1,171,195	89,195	—
Expiring 03/17/21	Barclays Bank PLC	TRY	7,893	974,340	1,058,357	84,017	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	50,417	6,203,310	6,760,679	557,369	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	1,287,000	1,301,466	14,466	—
Expiring 05/28/21	Goldman Sachs International	TRY	3,514	507,678	456,554	—	(51,124)
				$1,749,297,270	$1,775,220,159	54,887,677	(28,964,788)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Bank of America, N.A.	AUD	3,572	$2,749,055	$2,731,399	$17,656	$—
Expiring 04/20/21	Barclays Bank PLC	AUD	3,772	2,917,949	2,884,155	33,794	—
Expiring 05/28/21	Barclays Bank PLC	AUD	42,218	27,447,706	32,285,949	—	(4,838,243)
Expiring 05/28/21	Citibank, N.A.	AUD	15,791	9,926,904	12,075,609	—	(2,148,705)
Expiring 05/28/21	Citibank, N.A.	AUD	5,809	3,819,406	4,442,671	—	(623,265)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	6,023	4,547,606	4,611,873	—	(64,267)
Brazilian Real,
Expiring 02/02/21	BNP Paribas S.A.	BRL	14,253	2,738,058	2,604,762	133,296	—
Expiring 02/02/21	Citibank, N.A.	BRL	99,170	19,311,897	18,123,634	1,188,263	—
Expiring 02/26/21	Citibank, N.A.	BRL	16,276	3,169,000	2,972,541	196,459	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	BRL	27,316	4,972,436	4,988,832	—	(16,396)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	89,109	$16,675,527	$16,272,385	$403,142	$—
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	22,404,433	6,550,567	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	23,832	5,878,515	4,348,040	1,530,475	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	7,590	1,538,000	1,383,659	154,341	—
Expiring 04/29/21	Deutsche Bank AG	BRL	22,701	4,218,000	4,138,264	79,736	—
Expiring 04/29/21	Deutsche Bank AG	BRL	8,405	1,538,000	1,532,196	5,804	—
Expiring 04/29/21	Deutsche Bank AG	BRL	3,206	561,000	584,450	—	(23,450)
Expiring 05/28/21	BNP Paribas S.A.	BRL	26,535	5,366,000	4,829,327	536,673	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	58,056	10,531,709	10,566,158	—	(34,449)
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	18,194,896	5,101,104	—
Expiring 09/30/21	Deutsche Bank AG	BRL	121,158	26,978,000	21,859,158	5,118,842	—
Expiring 01/28/22	Citibank, N.A.	BRL	83,680	14,917,000	14,913,897	3,103	—
Expiring 01/28/22	Citibank, N.A.	BRL	10,638	2,023,155	1,895,945	127,210	—
Expiring 01/28/22	Deutsche Bank AG	BRL	113,456	24,675,000	20,220,590	4,454,410	—
British Pound,
Expiring 03/31/21	Bank of America, N.A.	GBP	1,754	2,338,000	2,403,978	—	(65,978)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	1,571	2,159,000	2,152,786	6,214	—
Expiring 04/19/21	Citibank, N.A.	GBP	125,371	171,221,148	171,852,534	—	(631,386)
Expiring 04/19/21	Citibank, N.A.	GBP	2,574	3,515,476	3,528,685	—	(13,209)
Expiring 04/19/21	Deutsche Bank AG	GBP	20,901	28,593,862	28,650,669	—	(56,807)
Expiring 04/20/21	Morgan Stanley & Co. International PLC	GBP	6,383	8,716,601	8,749,452	—	(32,851)
Expiring 04/29/21	Bank of America, N.A.	GBP	4,512	5,687,196	6,185,095	—	(497,899)
Expiring 05/28/21	Bank of America, N.A.	GBP	3,167	3,992,257	4,341,961	—	(349,704)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	4,551	5,943,105	6,239,426	—	(296,321)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	3,429	4,482,937	4,708,914	—	(225,977)
Canadian Dollar,
Expiring 04/20/21	Barclays Bank PLC	CAD	8,275	6,548,760	6,472,062	76,698	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	3,903,908	$5,242,256	$5,315,810	$—	$(73,554)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	7,807,817	10,446,917	10,631,621	—	(184,704)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	3,903,908	5,241,201	5,315,811	—	(74,610)
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	6,110,186	—	(423,186)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	23,219	3,491,000	3,598,701	—	(107,701)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	96,296	14,460,536	14,925,038	—	(464,502)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	20,478	3,124,000	3,173,896	—	(49,896)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	17,822	2,714,000	2,762,328	—	(48,328)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	18,046	2,684,000	2,796,964	—	(112,964)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	14,876	2,228,000	2,305,680	—	(77,680)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	14,842	2,242,000	2,300,396	—	(58,396)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	8,864,088	9,508,039	—	(643,951)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	13,306	1,845,000	2,042,787	—	(197,787)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	46,564	6,568,000	7,135,520	—	(567,520)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	58,025,179	16,225,600	16,230,228	—	(4,628)
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	67,438	82,188,002	81,987,314	200,688	—
Expiring 04/19/21	Barclays Bank PLC	EUR	2,543	3,094,446	3,091,476	2,970	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	74,537	90,534,887	90,617,556	—	(82,669)
Expiring 04/19/21	Goldman Sachs International	EUR	69,928	85,170,340	85,014,338	156,002	—
Expiring 08/31/21	Deutsche Bank AG	EUR	4,684	5,713,379	5,711,546	1,833	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/31/21	The Toronto-Dominion Bank	EUR	29,037	$35,335,590	$35,404,336	$—	$(68,746)
Hong Kong Dollar,
Expiring 02/08/21	HSBC Bank USA, N.A.	HKD	29,720	3,834,399	3,833,172	1,227	—
Hungarian Forint,
Expiring 04/19/21	Citibank, N.A.	HUF	474,455	1,598,649	1,611,682	—	(13,033)
Indian Rupee,
Expiring 02/26/21	Bank of America, N.A.	INR	257,903	3,425,000	3,525,679	—	(100,679)
Expiring 02/26/21	Citibank, N.A.	INR	331,407	4,203,000	4,530,523	—	(327,523)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,313,573	—	(63,573)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	595,955	7,666,000	8,147,054	—	(481,054)
Expiring 03/17/21	Barclays Bank PLC	INR	354,423	4,802,476	4,825,305	—	(22,829)
Expiring 03/17/21	Citibank, N.A.	INR	828,348	11,205,777	11,277,581	—	(71,804)
Expiring 03/17/21	Citibank, N.A.	INR	146,384	1,966,000	1,992,958	—	(26,958)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	1,183,137	15,918,000	16,107,877	—	(189,877)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	790,234	10,615,000	10,758,674	—	(143,674)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	239,147	3,218,000	3,255,882	—	(37,882)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	301,577	3,855,000	4,081,814	—	(226,814)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	153,366	2,028,000	2,075,802	—	(47,802)
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,910,327	—	(332,327)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	80,465,942	5,661,831	5,702,968	—	(41,137)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	91,741,144	6,424,000	6,502,090	—	(78,090)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	61,604,752	4,328,000	4,366,194	—	(38,194)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	41,987	13,084,977	12,798,319	286,658	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	ILS	40,312	$12,383,000	$12,287,536	$95,464	$—
Expiring 03/17/21	Barclays Bank PLC	ILS	26,956	8,302,000	8,216,564	85,436	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	4,091	1,256,609	1,247,013	9,596	—
Expiring 06/30/21	Barclays Bank PLC	ILS	13,689	4,067,352	4,182,761	—	(115,409)
Expiring 06/30/21	Citibank, N.A.	ILS	33,655	9,997,000	10,283,684	—	(286,684)
Japanese Yen,
Expiring 03/31/21	BNP Paribas S.A.	JPY	370,940	3,596,000	3,543,645	52,355	—
Expiring 03/31/21	BNP Paribas S.A.	JPY	295,451	2,872,000	2,822,490	49,510	—
Expiring 03/31/21	Goldman Sachs International	JPY	284,175	2,745,500	2,714,764	30,736	—
Expiring 03/31/21	Goldman Sachs International	JPY	264,176	2,553,000	2,523,714	29,286	—
Expiring 05/28/21	Deutsche Bank AG	JPY	2,147,199	20,504,000	20,526,234	—	(22,234)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	1,620,971	15,011,043	15,495,736	—	(484,693)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	295,377	2,742,808	2,825,715	—	(82,907)
Expiring 01/28/22	Citibank, N.A.	JPY	2,791,463	26,724,068	26,778,748	—	(54,680)
Expiring 01/28/22	Citibank, N.A.	JPY	2,138,817	20,118,684	20,517,864	—	(399,180)
Expiring 01/28/22	Citibank, N.A.	JPY	2,099,346	20,296,676	20,139,213	157,463	—
Expiring 05/31/22	Citibank, N.A.	JPY	1,428,721	13,839,506	13,733,602	105,904	—
Expiring 10/31/23	Bank of America, N.A.	JPY	3,313,990	32,471,000	32,192,263	278,737	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	16,313,110	332,890	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	6,109,002	417,052	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	1,118,603	—	(15,709)
Mexican Peso,
Expiring 02/26/21	Bank of America, N.A.	MXN	160,414	7,094,413	7,803,225	—	(708,812)
Expiring 02/26/21	Deutsche Bank AG	MXN	495,889	19,504,000	24,122,193	—	(4,618,193)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	519,408	20,582,043	25,266,270	—	(4,684,227)
Expiring 03/17/21	Citibank, N.A.	MXN	96,608	4,790,856	4,688,587	102,269	—
Expiring 03/17/21	Citibank, N.A.	MXN	12,518	614,600	607,533	7,067	—
Expiring 03/17/21	Goldman Sachs International	MXN	44,210	2,192,178	2,145,625	46,553	—
Expiring 03/17/21	HSBC Bank USA, N.A.	MXN	149,660	7,375,696	7,263,327	112,369	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	96,002	$4,701,000	$4,659,163	$41,837	$—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	61,907	3,074,000	3,004,491	69,509	—
Expiring 04/29/21	Citibank, N.A.	MXN	173,868	8,546,000	8,400,859	145,141	—
Expiring 04/29/21	Citibank, N.A.	MXN	91,630	4,427,931	4,427,321	610	—
Expiring 04/29/21	Deutsche Bank AG	MXN	244,397	9,530,000	11,808,608	—	(2,278,608)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	238,725	11,024,000	11,534,545	—	(510,545)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	138,424	6,479,000	6,688,273	—	(209,273)
Expiring 02/25/22	Barclays Bank PLC	MXN	210,698	8,909,000	9,848,923	—	(939,923)
Expiring 02/25/22	Deutsche Bank AG	MXN	68,653	3,198,000	3,209,139	—	(11,139)
Expiring 02/25/22	Goldman Sachs International	MXN	54,150	2,184,000	2,531,203	—	(347,203)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	20,591,614	—	(479,691)
New Taiwanese Dollar,
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	1,047,716	38,196,000	38,115,711	80,289	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	20,441	14,670,827	14,688,858	—	(18,031)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	34,749	9,690,221	9,552,628	137,593	—
Philippine Peso,
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	140,809	2,913,000	2,923,987	—	(10,987)
Russian Ruble,
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	1,187,356	14,016,713	15,658,800	—	(1,642,087)
Expiring 03/17/21	Barclays Bank PLC	RUB	451,531	6,121,000	5,941,721	179,279	—
Expiring 03/17/21	Citibank, N.A.	RUB	709,073	9,374,000	9,330,731	43,269	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	670,602	9,029,000	8,824,490	204,510	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	65,465	$879,200	$861,461	$17,739	$—
Expiring 04/28/21	Goldman Sachs International	RUB	1,600,665	20,861,000	20,957,699	—	(96,699)
Expiring 04/29/21	Deutsche Bank AG	RUB	310,353	4,577,000	4,063,005	513,995	—
Expiring 06/30/21	Barclays Bank PLC	RUB	1,060,056	14,238,979	13,778,263	460,716	—
Expiring 06/30/21	Barclays Bank PLC	RUB	379,039	4,994,260	4,926,628	67,632	—
Expiring 06/30/21	Goldman Sachs International	RUB	1,584,843	21,734,000	20,599,269	1,134,731	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	2,627	1,968,000	1,977,665	—	(9,665)
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	280,688	14,352,298	18,487,845	—	(4,135,547)
Expiring 02/26/21	Barclays Bank PLC	ZAR	60,982	3,433,390	4,016,640	—	(583,250)
Expiring 02/26/21	Goldman Sachs International	ZAR	276,801	15,878,000	18,231,841	—	(2,353,841)
Expiring 02/26/21	Goldman Sachs International	ZAR	168,141	8,884,000	11,074,796	—	(2,190,796)
Expiring 03/17/21	Barclays Bank PLC	ZAR	26,875	1,770,000	1,764,633	5,367	—
Expiring 03/17/21	Citibank, N.A.	ZAR	188,171	12,147,922	12,355,651	—	(207,729)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	313,619	20,446,588	20,592,751	—	(146,163)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	17,910	1,164,000	1,176,001	—	(12,001)
Expiring 04/29/21	Goldman Sachs International	ZAR	49,994	2,791,000	3,264,404	—	(473,404)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	31,317	1,822,000	2,037,471	—	(215,471)
Expiring 12/23/21	Barclays Bank PLC	ZAR	121,563	6,557,501	7,716,180	—	(1,158,679)
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,340,278	—	(8,278)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	56,844	3,716,269	3,608,163	108,106	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	5,132,325	$4,717,861	$4,589,280	$128,581	$—
Expiring 04/29/21	Citibank, N.A.	KRW	11,269,475	9,309,000	10,080,032	—	(771,032)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	18,263,582	15,268,000	16,335,941	—	(1,067,941)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	36,758,376	30,755,000	32,882,698	—	(2,127,698)
Expiring 07/30/21	Deutsche Bank AG	KRW	14,800,914	12,618,000	13,241,121	—	(623,121)
Swedish Krona,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	SEK	91,567	11,040,160	10,967,619	72,541	—
Swiss Franc,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CHF	4,880	5,513,348	5,491,838	21,510	—
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	51,056	1,691,000	1,705,593	—	(14,593)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	145,846	4,847,000	4,872,232	—	(25,232)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	133,551	4,466,600	4,461,501	5,099	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	98,451	3,277,000	3,288,914	—	(11,914)
Turkish Lira,
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	5,472,243	—	(497,243)
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	2,941,597	—	(357,971)
Expiring 02/26/21	Goldman Sachs International	TRY	28,731	4,314,000	3,885,043	428,957	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	3,398,374	3,825,576	—	(427,202)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	13,447,000	13,132,166	314,834	—
Expiring 03/17/21	Citibank, N.A.	TRY	50,676	6,186,000	6,795,317	—	(609,317)
Expiring 03/17/21	HSBC Bank USA, N.A.	TRY	4,444	545,700	595,865	—	(50,165)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	33,690	$4,115,000	$4,517,698	$—	$(402,698)
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	1,758,021	55,979	—
				$1,782,245,287	$1,801,628,455	32,517,676	(51,900,844)
						$87,405,353	$(80,865,632)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/28/21	Buy	AUD	3,132	JPY	201,466	$469,230	$—	Bank of America, N.A.
05/28/21	Buy	AUD	6,194	JPY	451,976	416,086	—	Deutsche Bank AG
05/28/21	Buy	AUD	17,193	JPY	1,246,407	1,233,021	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	117,492	JPY	7,506,564	18,090,979	—	Citibank, N.A.
05/28/21	Buy	JPY	641,372	AUD	9,247	—	(940,287)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	6,763,339	AUD	99,024	—	(11,072,735)	Deutsche Bank AG
07/30/21	Buy	AUD	12,549	JPY	866,195	1,313,101	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	1,161,572	AUD	16,066	—	(1,177,762)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	9,591	GBP	8,630	—	(142,488)	Bank of America, N.A.
08/31/21	Buy	GBP	13,505	EUR	14,648	664,264	—	Bank of America, N.A.
01/28/22	Buy	JPY	426,399	AUD	6,290	—	(725,324)	Deutsche Bank AG
01/28/22	Buy	JPY	720,153	AUD	9,631	—	(465,283)	Deutsche Bank AG
01/28/22	Buy	JPY	1,310,456	AUD	16,731	—	(238,428)	BNP Paribas S.A.
05/31/22	Buy	AUD	23,459	JPY	1,788,749	768,427	—	Deutsche Bank AG
05/31/22	Buy	JPY	1,257,136	AUD	17,436	—	(1,266,692)	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/31/23	Buy	AUD	8,947	JPY	599,449	$1,025,805	$—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(349,913)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,003,418)	Morgan Stanley & Co. International PLC
						$23,980,913	$(17,382,330)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.160%	$25,801	$(761)	$26,562	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.100%	91,730	(2,538)	94,268	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	0.851%	29,895	(3,807)	33,702	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.169%	25,532	(761)	26,293	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.472%	22,412	(1,015)	23,427	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	0.270%	30,148	(1,015)	31,163	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.176%	25,348	(761)	26,109	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.219%	24,086	(761)	24,847	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.151%	26,060	(761)	26,821	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	1.082%	$(1,707)	$(2,284)	$577	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	2.328%	(176,756)	(3,807)	(172,949)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	0.444%	52,814	(2,284)	55,098	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	0.354%	87,540	(3,299)	90,839	Citibank, N.A.
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(3,478)	59,659	Bank of America, N.A.
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(5,218)	91,467	Bank of America, N.A.
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(20,871)	(372,810)	Bank of America, N.A.
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,478)	36,689	Bank of America, N.A.
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.324%	410,100	(20,871)	430,971	Bank of America, N.A.
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,787)	(8,696)	(1,974,091)	Bank of America, N.A.
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(3,478)	50,495	Bank of America, N.A.
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(8,696)	(15,353)	Bank of America, N.A.
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(13,914)	114,041	Bank of America, N.A.
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.563%	44,881	(3,478)	48,359	Bank of America, N.A.
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.630%	38,326	(3,478)	41,804	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.424%	$58,362	$(3,478)	$61,840	Bank of America, N.A.
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(15,653)	(496,509)	Bank of America, N.A.
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(20,871)	(1,088,732)	Bank of America, N.A.
Republic of Ukraine (D02)	12/20/25	1.000%(Q)	2,000	3.731%	(238,519)	(3,478)	(235,041)	Bank of America, N.A.
Russian Federation (D02)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(10,435)	27,603	Bank of America, N.A.
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,478)	59,296	Bank of America, N.A.
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.954%	40,977	(20,871)	61,848	Bank of America, N.A.
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	2,000	0.448%	56,180	(2,437)	58,617	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(3,655)	89,904	Barclays Bank PLC
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	12,000	1.721%	(393,681)	(14,620)	(379,061)	Barclays Bank PLC
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(2,437)	35,648	Barclays Bank PLC
People’s Republic of China (D03)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(14,620)	424,721	Barclays Bank PLC
Republic of Argentina (D03)	12/20/25	1.000%(Q)	5,000	12.123%	(1,982,788)	(6,092)	(1,976,696)	Barclays Bank PLC
Republic of Chile (D03)	12/20/25	1.000%(Q)	2,000	0.541%	47,016	(2,437)	49,453	Barclays Bank PLC
Republic of Colombia (D03)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(6,092)	(17,957)	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	8,000	0.765%	$100,127	$(9,747)	$109,874	Barclays Bank PLC
Republic of Panama (D03)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(2,437)	47,317	Barclays Bank PLC
Republic of Peru (D03)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(2,437)	40,762	Barclays Bank PLC
Republic of Philippines (D03)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(2,437)	60,798	Barclays Bank PLC
Republic of South Africa (D03)	12/20/25	1.000%(Q)	9,000	2.248%	(512,162)	(10,965)	(501,197)	Barclays Bank PLC
Republic of Turkey (D03)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,603)	(14,620)	(1,094,983)	Barclays Bank PLC
Republic of Ukraine (D03)	12/20/25	1.000%(Q)	2,000	3.731%	(238,520)	(2,437)	(236,083)	Barclays Bank PLC
Russian Federation (D03)	12/20/25	1.000%(Q)	6,000	0.965%	17,168	(7,310)	24,478	Barclays Bank PLC
State of Qatar (D03)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(2,437)	58,255	Barclays Bank PLC
United Mexican States (D03)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(14,620)	55,598	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	1,000	0.448%	28,091	(1,218)	29,309	Morgan Stanley & Co. International PLC
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	1,500	0.433%	43,125	(1,827)	44,952	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	6,000	1.721%	(196,840)	(7,310)	(189,530)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	1,000	0.682%	$16,606	$(1,218)	$17,824	Morgan Stanley & Co. International PLC
People’s Republic of China (D04)	12/20/25	1.000%(Q)	6,000	0.324%	205,050	(7,310)	212,360	Morgan Stanley & Co. International PLC
Republic of Argentina (D04)	12/20/25	1.000%(Q)	2,500	12.123%	(991,394)	(3,046)	(988,348)	Morgan Stanley & Co. International PLC
Republic of Chile (D04)	12/20/25	1.000%(Q)	1,000	0.541%	23,509	(1,218)	24,727	Morgan Stanley & Co. International PLC
Republic of Colombia (D04)	12/20/25	1.000%(Q)	2,500	1.125%	(12,025)	(3,046)	(8,979)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	4,000	0.765%	50,064	(4,873)	54,937	Morgan Stanley & Co. International PLC
Republic of Panama (D04)	12/20/25	1.000%(Q)	1,000	0.563%	22,440	(1,218)	23,658	Morgan Stanley & Co. International PLC
Republic of Peru (D04)	12/20/25	1.000%(Q)	1,000	0.630%	19,163	(1,218)	20,381	Morgan Stanley & Co. International PLC
Republic of Philippines (D04)	12/20/25	1.000%(Q)	1,000	0.424%	29,181	(1,218)	30,399	Morgan Stanley & Co. International PLC
Republic of South Africa (D04)	12/20/25	1.000%(Q)	4,500	2.248%	(256,080)	(5,482)	(250,598)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D04)	12/20/25	1.000%(Q)	6,000	3.075%	$(554,801)	$(7,310)	$(547,491)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D04)	12/20/25	1.000%(Q)	1,000	3.731%	(119,259)	(1,218)	(118,041)	Morgan Stanley & Co. International PLC
Russian Federation (D04)	12/20/25	1.000%(Q)	3,000	0.965%	8,584	(3,655)	12,239	Morgan Stanley & Co. International PLC
State of Qatar (D04)	12/20/25	1.000%(Q)	1,000	0.451%	27,909	(1,218)	29,127	Morgan Stanley & Co. International PLC
United Mexican States (D04)	12/20/25	1.000%(Q)	6,000	0.954%	20,489	(7,310)	27,799	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D05)	12/20/25	1.000%(Q)	2,000	0.448%	56,181	(3,037)	59,218	Morgan Stanley & Co. International PLC
Federation of Malaysia (D05)	12/20/25	1.000%(Q)	3,000	0.433%	86,249	(4,556)	90,805	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D05)	12/20/25	1.000%(Q)	12,000	1.721%	(393,680)	(18,223)	(375,457)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D05)	12/20/25	1.000%(Q)	2,000	0.682%	33,211	(3,037)	36,248	Morgan Stanley & Co. International PLC
People’s Republic of China (D05)	12/20/25	1.000%(Q)	12,000	0.324%	410,101	(18,223)	428,324	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D05)	12/20/25	1.000%(Q)	5,000	12.123%	$(1,982,788)	$(7,593)	$(1,975,195)	Morgan Stanley & Co. International PLC
Republic of Chile (D05)	12/20/25	1.000%(Q)	2,000	0.541%	47,017	(3,037)	50,054	Morgan Stanley & Co. International PLC
Republic of Colombia (D05)	12/20/25	1.000%(Q)	5,000	1.125%	(24,049)	(7,593)	(16,456)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D05)	12/20/25	1.000%(Q)	8,000	0.765%	100,127	(12,149)	112,276	Morgan Stanley & Co. International PLC
Republic of Panama (D05)	12/20/25	1.000%(Q)	2,000	0.563%	44,880	(3,037)	47,917	Morgan Stanley & Co. International PLC
Republic of Peru (D05)	12/20/25	1.000%(Q)	2,000	0.630%	38,325	(3,037)	41,362	Morgan Stanley & Co. International PLC
Republic of Philippines (D05)	12/20/25	1.000%(Q)	2,000	0.424%	58,361	(3,037)	61,398	Morgan Stanley & Co. International PLC
Republic of South Africa (D05)	12/20/25	1.000%(Q)	9,000	2.248%	(512,161)	(13,667)	(498,494)	Morgan Stanley & Co. International PLC
Republic of Turkey (D05)	12/20/25	1.000%(Q)	12,000	3.075%	(1,109,602)	(18,223)	(1,091,379)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D05)	12/20/25	1.000%(Q)	2,000	3.731%	(238,519)	(3,037)	(235,482)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D05)	12/20/25	1.000%(Q)	6,000	0.965%	$17,168	$(9,112)	$26,280	Morgan Stanley & Co. International PLC
State of Qatar (D05)	12/20/25	1.000%(Q)	2,000	0.451%	55,818	(3,037)	58,855	Morgan Stanley & Co. International PLC
United Mexican States (D05)	12/20/25	1.000%(Q)	12,000	0.954%	40,978	(18,223)	59,201	Morgan Stanley & Co. International PLC
					$(11,190,441)	$(532,382)	$(10,658,059)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V3 (D01)	12/20/22	1.000%(Q)	47,000	$(256,879)	$(15,243)	$(241,636)	Citibank, N.A.
CDX.EM.34.V1 (D02)	12/20/25	1.000%(Q)	100,000	3,282,601	29,433	3,253,168	Bank of America, N.A.
CDX.EM.34.V1 (D03)	12/20/25	1.000%(Q)	100,000	3,282,602	16,951	3,265,651	Barclays Bank PLC
CDX.EM.34.V1 (D04)	12/20/25	1.000%(Q)	50,000	1,641,300	1,324	1,639,976	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D05)	12/20/25	1.000%(Q)	100,000	3,282,601	36,766	3,245,835	Morgan Stanley & Co. International PLC
				$11,232,225	$69,231	$11,162,994
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Citigroup Mortgage Loan Trust Inc.	02/26/21	1.250%(M)	4,682	*	$488	$—	$488	Goldman Sachs International
First Franklin Home Equity	02/26/21	1.250%(M)	2,494	*	260	—	260	Goldman Sachs International
GS Mortgage Backed Securities	02/26/21	1.250%(M)	1,280	*	133	—	133	Goldman Sachs International
GSAMP Home Equity	02/26/21	1.250%(M)	1,580	*	165	—	165	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/26/21	1.250%(M)	660	*	69	—	69	Goldman Sachs International
					$1,115	$—	$1,115

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$164,960	$(174,580)	$(339,540)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	$59,547		$27,118		$32,429		Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	241,188		342,321		(101,133)		Deutsche Bank AG
Gazprom Pao	06/20/25	1.000%(Q)	EUR	2,000	23,710		20,579		3,131		Barclays Bank PLC
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		5,000	(7,342)		60,546		(67,888)		Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)		875	(5,908)		35,645		(41,553)		Morgan Stanley & Co. International PLC
Republic of Austria	06/20/25	1.000%(Q)		1,000	(41,202)		(34,937)		(6,265)		Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Safeway Inc.	03/20/23	5.000%(Q)	5,000	$(497,906)		$(460,413)		$(37,493)		BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)	800	17,122		62,531		(45,409)		Barclays Bank PLC
				$(210,791)		$53,390		$(264,181)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/21	1.000%(Q)	EUR	4,500	0.169%	$24,455	$12,279	$12,176	Goldman Sachs International
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.701%	68,691	37,441	31,250	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		12,100	0.791%	37,178	58,057	(20,879)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)		3,000	0.118%	107,192	62,773	44,419	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		2,000	0.999%	2,391	7,301	(4,910)	Barclays Bank PLC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.931%	3,837	2,934	903	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	3.769%	(223,170)	(334,298)	111,128	Deutsche Bank AG
Federal Republic of Germany	06/20/25	0.250%(Q)		1,000	0.099%	6,946	2,166	4,780	Bank of America, N.A.
Federation of Malaysia	12/20/24	1.000%(Q)		1,000	0.331%	27,253	13,382	13,871	Citibank, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	1.446%	(21,240)	(217,994)	196,754	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		410	0.370%	4,093	(29,527)	33,620	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		200	0.370%	1,997	(14,811)	16,808	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		500	0.419%	6,106	(24,486)	30,592	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.520%	3,800	(16,212)	20,012	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.692%	11,556	(137,735)	149,291	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)	1,000	0.775%	$9,913	$9,986	$(73)	Barclays Bank PLC
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.173%	16,364	(12,153)	28,517	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.219%	36,361	20,765	15,596	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.064%	3,399	(1,261)	4,660	Morgan Stanley & Co. International PLC
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.070%	10,804	4,516	6,288	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.218%	852,980	250,801	602,179	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.211%	19,630	(16,176)	35,806	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.387%	278,575	(83,861)	362,436	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.387%	210,193	(81,405)	291,598	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.387%	210,192	(78,335)	288,527	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	3,000	0.387%	84,077	30,576	53,501	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.387%	46,102	18,906	27,196	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	5,000	0.427%	145,108	95,747	49,361	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	1,100	0.705%	29,953	(3,870)	33,823	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	2,000	0.721%	53,932	45,600	8,332	Barclays Bank PLC
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.095%	19,569	945	18,624	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	800	0.689%	$1,911	$(1,323)	$3,234	Citibank, N.A.
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.069%	19,336	(7,528)	26,864	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.070%	15,272	(1,642)	16,914	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.070%	14,318	(1,327)	15,645	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.082%	23,435	(8,119)	31,554	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.082%	11,717	(6,354)	18,071	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.229%	31,313	16,429	14,884	Citibank, N.A.
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	2.026%	(13,609)	(17,309)	3,700	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.121%	22,707	(2,036)	24,743	Goldman Sachs International
Republic of Colombia	03/20/21	1.000%(Q)	3,000	0.236%	6,683	3,259	3,424	HSBC Bank USA, N.A.
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.322%	14,541	(12,879)	27,420	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.573%	57,030	(6,050)	63,080	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.333%	(17,801)	(68,679)	50,878	Citibank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.274%	40,280	(9,299)	49,579	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.351%	232,722	(47,642)	280,364	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	0.684%	101,719	(275,168)	376,887	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	0.684%	$91,249	$(156,585)	$247,834	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	0.684%	35,377	(95,571)	130,948	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	0.684%	32,236	(84,585)	116,821	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.202%	95,838	3,838	92,000	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.217%	142,082	54,395	87,687	Morgan Stanley & Co. International PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.345%	26,070	(40,062)	66,132	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.345%	26,070	(40,031)	66,101	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.574%	208,160	(571,380)	779,540	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.574%	45,500	—	45,500	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.750%	57,541	(210,939)	268,480	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.465%	17,364	(32,394)	49,758	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	0.916%	33,810	(229,833)	263,643	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.079%	(14,715)	(273,211)	258,496	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	1.079%	(12,360)	(176,777)	164,417	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	1.153%	(3,006)	(27,786)	24,780	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.295%	139,421	—	139,421	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Panama	06/20/21	1.000%(Q)	6,510	0.088%	$30,994	$21,493	$9,501	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.158%	64,955	18,073	46,882	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.185%	31,588	(39,106)	70,694	Barclays Bank PLC
Republic of Portugal	06/20/21	1.000%(Q)	700	0.057%	3,418	(7,348)	10,766	Morgan Stanley & Co. International PLC
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.222%	98,250	(1,145)	99,395	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.208%	11,266	(25,343)	36,609	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	21,000	0.340%	632,638	(132,948)	765,586	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	0.340%	301,256	(75,423)	376,679	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.268%	8,103	4,901	3,202	BNP Paribas S.A.
Republic of Serbia	12/20/25	1.000%(Q)	1,000	1.167%	(6,836)	(1,423)	(5,413)	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.492%	16,567	(44,417)	60,984	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.355%	(36,310)	(67,978)	31,668	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.533%	(42,172)	(98,903)	56,731	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	3.309%	73,403	57,780	15,623	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	3.309%	52,431	22,467	29,964	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	3.521%	124,736	129,376	(4,640)	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	06/20/25	5.000%(Q)		7,205	3.638%	$437,326	$(70,604)	$507,930	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)		1,000	3.638%	60,697	(36,441)	97,138	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)		7,390	3.731%	457,846	(150,641)	608,487	Barclays Bank PLC
Republic of Uruguay	06/20/21	1.000%(Q)		400	0.689%	956	(927)	1,883	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)		1,500	0.717%	5,560	(6,748)	12,308	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)		8,525	0.323%	61,851	(154,255)	216,106	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)		3,000	0.323%	21,766	(56,074)	77,840	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)		7,350	0.444%	86,263	(8,705)	94,968	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)		7,000	0.530%	87,126	(63,946)	151,072	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		4,000	0.530%	49,786	(43,762)	93,548	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		1,640	0.530%	20,413	(17,702)	38,115	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)		1,200	1.168%	(10,098)	(99,127)	89,029	Barclays Bank PLC
Russian Federation	06/20/30	1.000%(Q)		2,500	1.525%	(109,556)	(238,627)	129,071	HSBC Bank USA, N.A.
State of Illinois	06/20/21	1.000%(Q)		10,000	1.977%	(26,154)	5,324	(31,478)	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)		2,725	2.216%	(56,672)	(54,638)	(2,034)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)		2,800	2.587%	(149,869)	(130,746)	(19,123)	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)		1,000	2.987%	(109,590)	(91,773)	(17,817)	Citibank, N.A.
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.585%	183,386	136,129	47,257	Bank of America, N.A.
						$5,945,772	$(4,027,744)	$9,973,516

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.33.V1	12/20/24	5.000%(Q)	5,000	1.966%	$593,614	$725,164	$(131,550)	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$451,894	$—	$451,894

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(623,245)	$(623,245)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	506,099	506,099
	7,780	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(44,008)	(44,008)
	3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(35,485)	(35,485)
	11,100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(130,058)	(130,058)
					$—	$(326,697)	$(326,697)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(72)	$36,582	$36,654
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(35,843)	229,895	265,738
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	334,420	334,420

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	15,000	07/20/25	0.390%(S)	6 Month BBSW(2)(S)	$—	$9,544	$9,544
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	90	90,875	90,785
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	267,275	267,275
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	446,761	739,129	292,368
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(20)	62,826	62,846
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	65,027	65,027
AUD	10,550	08/05/30	0.751%(S)	6 Month BBSW(2)(S)	(113)	(234,176)	(234,063)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	905,125	905,125
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	248,449	248,449
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(4,504)	545,501	550,005
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	136,113	1,475,080	1,338,967
BRL	20,469	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(33,215)	(33,215)
BRL	81,380	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(133,799)	(133,799)
BRL	63,124	01/02/25	5.641%(T)	1 Day BROIS(2)(T)	—	(61,126)	(61,126)
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	309,426	309,426
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,525,520	1,525,520
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,509,164	1,509,164
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	2,217,425	2,217,425
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	527,663	527,663
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,486,981	2,486,981
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	597,026	597,026

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	$—	$55,858	$55,858
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	158,197	158,197
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	360,489	360,489
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	312,788	312,788
BRL	94,482	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	370,163	370,163
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	359,771	359,771
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	350,165	350,165
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	1,532,901	1,532,901
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	1,146	178,768	177,622
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	167,100	167,100
BRL	33,888	01/02/29	7.570%(T)	1 Day BROIS(2)(T)	—	228,682	228,682
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	6	6,832	6,826
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(112,971)	706,512	819,483
CAD	51,805	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	148,368	374,948	226,580
CAD	25,000	05/01/25	0.758%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(110)	(15,767)	(15,657)
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	94	49,609	49,515

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$69,088	$293,667	$224,579
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(79)	478,145	478,224
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(36)	88,336	88,372
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(33,396)	497,529	530,925
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	99,343	320,001	220,658
CAD	1,550	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	268,902	258,916	(9,986)
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	36	5,744	5,708
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	57,732	916,018	858,286
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	137	24,479	24,342
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	87,631	87,631
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	258,080	258,080
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	327,944	327,944
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	271,758	271,758
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	209,672	209,672
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	51,605	51,605

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	$—	$314,547	$314,547
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	56,958	56,958
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	408,425	408,425
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(48,064)	(48,064)
CLP	5,740,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(77,510)	(77,510)
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(482)	109,716	110,198
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	33	71,013	70,980
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22	46,055	46,033
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	31	53,676	53,645
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	18	26,801	26,783
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	101	140,005	139,904
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(36)	31,754	31,790
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(89)	74,958	75,047
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	32,227	32,244
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33)	64,172	64,205
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	7,938	7,943

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(274)	$247,055	$247,329
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,496)	133,330	136,826
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(116)	111,643	111,759
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(62,115)	(62,115)
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(103)	(222,926)	(222,823)
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	(47,484)	(47,467)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	(50,961)	(50,953)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(528)	(857,266)	(856,738)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	52	(404,490)	(404,542)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(81)	(327,210)	(327,129)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(198)	(101,704)	(101,506)
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(78)	(61,871)	(61,793)
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(159)	(3,831)	(3,672)
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	625	(263,470)	(264,095)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$—	$149,733	$149,733
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(516)	(142,494)	(141,978)
COP	57,000,000	11/05/25	3.170%(Q)	1 Day COOIS(2)(Q)	—	186,172	186,172
COP	23,700,000	12/14/25	3.265%(Q)	1 Day COOIS(2)(Q)	—	87,576	87,576
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	1,210,848	1,210,848
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	511,782	1,286,063	774,281
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	716,298	716,298
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	715,546	715,546
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	572,268	572,268
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	32,328	32,328
COP	19,006,000	09/17/30	4.321%(Q)	1 Day COOIS(2)(Q)	—	128,512	128,512
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	469,025	469,025
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	115,794	115,794
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	91,225	91,225
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	214,226	214,226
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	1,355,619	1,355,619
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(1,009,765)	(1,009,765)
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	(54,522)	(193,653)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	(514,647)	(514,647)
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(222,970)	(222,970)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	$(11,757)	$10,576	$22,333
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	26	108,916	108,890
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	21	34,943	34,922
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	17	10,247	10,230
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	184,244	184,244
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	23,304	23,304
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	142	253,405	253,263
EUR	3,260	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	263,956	624,974	361,018
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	146	255,496	255,350
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(63,149)	276,275	339,424
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	149	95,566	95,417
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	150	75,309	75,159
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	151	171,149	170,998
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	145	59,124	58,979
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	154	150,279	150,125
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	147	69,539	69,392
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	146	318,168	318,022
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	473	331,281	330,808
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(12,075)	412,177	424,252
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	11,046	437,350	426,304
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	183	1,260,584	1,260,401

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	$1,624	$910,788	$909,164
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	266,998	266,998
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	369,378	369,378
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(89,999)	759,817	849,816
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(58,835)	942,385	1,001,220
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	643,998	643,998
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(362,197)	2,493,213	2,855,410
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	42,874	902,766	859,892
EUR	2,155	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	179,680	448,414	268,734
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	157	85,854	85,697
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	158	83,438	83,280
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	159	183,801	183,642
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	166	417,986	417,820
EUR	3,505	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	(34,141)	(34,141)
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	65,034	91,156	26,122
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(172,636)	1,066,913	1,239,549
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(131,907)	294,294	426,201
EUR	3,000	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	623,719	983,377	359,658
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,141)	298,323	303,464
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	642,331	4,326,459	3,684,128
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	41	8,582	8,541

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	$—	$(1,598,267)	$(1,598,267)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(255,193)	(169,764)
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(30)	(370,475)	(370,445)
GBP	9,280	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	1,969,127	2,440,501	471,374
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	733,157	1,003,675	270,518
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(35)	(198,695)	(198,660)
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	90,744	90,744
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	103,032	103,032
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(3)	49,248	49,251
HKD	95,120	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(535)	(666,761)	(666,226)
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(23,739)	(38,925)	(15,186)
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	12,274	72,740	60,466
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	32	614,150	614,118
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	1,923,087	1,923,087
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	51,961	51,961
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(308,032)	(308,032)
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	6,753	6,753
HUF	2,674,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	—	8,464	8,464
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(1,937)	(155)	1,782
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	—	(5,658)	(5,658)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(7,444)	(7,444)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	$(35,086)	$223,983	$259,069
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	18,871	18,871
JPY	2,000,000	01/04/27	(0.033)%(S)	6 Month JPY LIBOR(2)(S)	—	(7,408)	(7,408)
JPY	1,800,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	4,362	4,362
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	39,553	137,177	97,624
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	4	51,772	51,768
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	9	90,147	90,138
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	8	87,672	87,664
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,052)	178,646	179,698
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	331,420	585,290	253,870
JPY	300,000	07/02/30	0.047%(S)	6 Month JPY LIBOR(2)(S)	—	(562)	(562)
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	21	50,698	50,677
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	23	61,314	61,291
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	13	(965)	(978)
JPY	700,000	08/05/31	0.026%(S)	6 Month JPY LIBOR(2)(S)	—	(36,186)	(36,186)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	21	39,483	39,462
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	11	19,144	19,133
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	10	30,075	30,065
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	23	49,478	49,455
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	40	69,365	69,325
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	85,618	85,618

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	$—	$69,529	$69,529
JPY	1,200,000	05/19/32	0.023%(S)	6 Month JPY LIBOR(2)(S)	—	(102,150)	(102,150)
JPY	800,000	05/29/32	0.016%(S)	6 Month JPY LIBOR(2)(S)	—	(74,834)	(74,834)
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	53,804	53,804
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	28,860	28,860
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(22,622)	342,854	365,476
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	74,095	268,186	194,091
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	8	101,350	101,342
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	27	319,842	319,815
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	6	50,853	50,847
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	13	162,336	162,323
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	35	449,604	449,569
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	18	213,946	213,928
JPY	350,000	05/07/35	0.073%(S)	6 Month JPY LIBOR(2)(S)	—	(58,668)	(58,668)
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	10	80,577	80,567
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	8	21,174	21,166
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	16	37,836	37,820
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	9	490	481
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	37	58,345	58,308
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	19	42,173	42,154
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	43	291,250	291,207

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	$16	$90,393	$90,377
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	27	162,804	162,777
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	30	209,640	209,610
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	15	102,764	102,749
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	69,164	69,164
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	13,361	194,883	181,522
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	136,561	136,561
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	54,574	54,574
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	135,928	135,928
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	90,146	90,146
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	45,888	45,888
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	47,320	47,320
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	72,105	72,105
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	65,456	65,456
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	185,772	185,772
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	80,899	80,899
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	109,009	109,009
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	328,223	328,223
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	116,153	116,153
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	227,897	227,897
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	261,373	261,373

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	$138,798	$704,274	$565,476
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	201,849	201,849
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	509,429	509,429
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	669,621	669,621
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	422,920	422,920
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(44,197)	1,193,337	1,237,534
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	550,368	550,368
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	556,344	1,250,975	694,631
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	(55,878)	(55,878)
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	616,726	569,137	(47,589)
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	(210,283)	(210,283)
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	(208,986)	(208,986)
JPY	745,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(135,719)	(135,719)
JPY	800,000	03/25/40	0.171%(S)	6 Month JPY LIBOR(2)(S)	—	(229,796)	(229,796)
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	150,053	150,053
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	469,326	469,326
JPY	2,000,000	10/23/45	0.333%(S)	6 Month JPY LIBOR(2)(S)	—	(454,708)	(454,708)
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	32,260	32,260
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	32,017	32,017
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	606,767	606,767
JPY	500,000	05/29/50	0.186%(S)	6 Month JPY LIBOR(2)(S)	—	(410,803)	(410,803)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	500,000	08/26/50	0.334%(S)	6 Month JPY LIBOR(2)(S)	$—	$(211,417)	$(211,417)
JPY	1,000,000	12/16/50	0.338%(S)	6 Month JPY LIBOR(2)(S)	—	(434,253)	(434,253)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(27)	(199,222)	(199,195)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	633,035	1,135,464	502,429
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	8,349	8,340
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	23	41,474	41,451
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	(46,453)	(46,455)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(46)	(252,812)	(252,766)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	—	(24,917)	(24,917)
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	220,676	220,676
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	78,107	3,052,147	2,974,040
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(146)	239,463	239,609
MXN	110,000	11/29/30	5.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(5,176)	(5,176)
MXN	15,290	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(27)	(208)	(181)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(2,015)	87,147	89,162
NOK	170,000	11/25/25	0.770%(A)	6 Month NIBOR(2)(S)	—	(204,639)	(204,639)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	14,401	233,474	219,073
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	41,402	41,402
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	202,996	202,996

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	$—	$344,150	$344,150
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	188,681	188,681
NOK	137,700	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	—	(187,245)	(187,245)
NOK	130,000	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(45,507)	(45,507)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	44,240	44,240
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(38,290)	123,632	161,922
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	18,126	206,005	187,879
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	1,588	186,083	184,495
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	102,657	102,657
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	56,942	394,948	338,006
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	609,932	609,932
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	717,515	717,515
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	395,985	395,985
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	55,529	55,529
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	1,223,833	1,223,833
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(238,755)	138,734	377,489
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	1,070,394	1,070,394
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	17,962	322,248	304,286
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	1,220,803	1,220,803
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	1,289,873	1,289,873
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	151,144	151,144

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	7,700	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	$—	$(15,975)	$(15,975)
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	6	769	763
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(184)	8,833	9,017
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	17	35,919	35,902
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	66,900	66,900
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	63,123	63,123
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	15,291	100,248	84,957
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	14	25,069	25,055
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	16	50,701	50,685
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	25	94,471	94,446
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	108,708	108,708
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	576,004	576,004
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	71,948	71,948
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	44,162	281,545	237,383
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	99,923	99,923
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(29,467)	(29,467)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	32,907	32,907
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	190,204	190,204
SEK	70,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	—	(65,093)	(65,093)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	398,412	398,412
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	751,520	751,520

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	$—	$458,308	$458,308
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	—	175,080	175,080
THB	173,600	04/28/30	1.020%(S)	6 Month BKIBOR(2)(S)	—	(47,649)	(47,649)
THB	72,900	06/25/30	0.990%(S)	6 Month BKIBOR(2)(S)	—	(28,923)	(28,923)
THB	200,200	07/03/30	1.028%(S)	6 Month BKIBOR(2)(S)	—	(59,869)	(59,869)
	91,190	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(25,461)	(25,461)
	94,722	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(303,967)	(303,967)
	139,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(261,735)	(261,735)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(462,024)	(462,024)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	246,803	91,971
	219,110	11/09/22	0.061%(A)	1 Day Secured Overnight Financing Rate(1)(A)	—	(7,508)	(7,508)
	161,520	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	169,948	169,948
	135,215	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	154,872	154,872
	199,767	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	272,968	272,968
	204,255	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	276,469	276,469
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(4,348,093)	(4,348,093)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(1,101,068)	(1,101,068)
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	466,478	466,478
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(300)	289,140	289,440
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(4,447,330)	(4,447,330)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	$13	$200,085	$200,072
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(126)	255,631	255,757
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	43	750,811	750,768
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	355,705	355,705
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,029)	259,349	260,378
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	579	1,649,906	1,649,327
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	1,755,240	1,755,240
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(201)	315,850	316,051
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	825,472	825,472
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(199)	223,773	223,972
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(7,035)	4,551,253	4,558,288
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(465)	343,019	343,484
ZAR	112,000	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(1,285)	215,449	216,734
ZAR	125,920	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(1,504)	189,644	191,148
					$7,625,831	$82,546,686	$74,920,855

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$601,584	$—	$601,584	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	19,996	—	19,996	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$490,011	$—	$490,011	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	168,010	—	168,010	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	431,040	—	431,040	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	241,634	—	241,634	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	382,570	—	382,570	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	453,615	—	453,615	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	26,736	3	26,733	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	231,167	—	231,167	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	571,213	—	571,213	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	584,557	—	584,557	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	239,517	—	239,517	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	285,484	—	285,484	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	$261,480	$—	$261,480	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	440,950	—	440,950	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	65,311	—	65,311	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	100,655	—	100,655	Citibank, N.A.
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	138,929	—	138,929	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	74,729	—	74,729	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	119,932	—	119,932	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	88,806	—	88,806	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	196,030	—	196,030	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	110,139	—	110,139	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	81,658	—	81,658	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(39,157)	—	(39,157)	Goldman Sachs International
ILS	22,800	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	7,862	—	7,862	Morgan Stanley & Co. International PLC
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	188,862	—	188,862	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,392,532	—	1,392,532	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	267,725	—	267,725	HSBC Bank USA, N.A.
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	244,882	(2,914)	247,796	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	24,428	—	24,428	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	$42,146	$—	$42,146	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(4,066)	(274)	(3,792)	Goldman Sachs International
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	66,513	—	66,513	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	58,605	—	58,605	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	21,054	—	21,054	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	9,590	—	9,590	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	85,688	(104)	85,792	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	45,463	—	45,463	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	26,359	(10)	26,369	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	77,892	—	77,892	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	17,787	—	17,787	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	25,259	—	25,259	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	163,081	—	163,081	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	33,885	—	33,885	Citibank, N.A.
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	70,362	(6)	70,368	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	203,735	18	203,717	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	$244,567	$9	$244,558	Morgan Stanley & Co. International PLC
RUB	1,846,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(23,877)	—	(23,877)	Morgan Stanley & Co. International PLC
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	169,501	—	169,501	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	72,474	—	72,474	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	81,973	—	81,973	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month BKIBOR(2)(S)	36,355	22	36,333	HSBC Bank USA, N.A.
THB	23,000	05/29/30	1.000%(S)	6 Month BKIBOR(2)(S)	(8,402)	—	(8,402)	Goldman Sachs International
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	3,165	—	3,165	Barclays Bank PLC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(8,475)	—	(8,475)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	117,133	—	117,133	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	81,810	—	81,810	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	21,890	—	21,890	Citibank, N.A.
					$10,224,354	$(3,256)	$10,227,610

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).